PROSPECTUS
Federated Insurance Series

Federated American Leaders Fund II

Federated Equity Income Fund II

Federated Fund for U.S. Government Securities II

Federated Growth Strategies Fund II

Federated High Income Bond Fund II

Federated International Equity Fund II

Federated Prime Money Fund II



Federated Small Cap Strategies Fund II

Federated Strategic Income Fund II

Federated Utility Fund II

This prospectus offers shares of 10 portfolios (individually referred to as a "Fund" or collectively as the "Funds") of Federated Insurance Series (the "Trust"), an open-end, management investment company. Shares of the Funds may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies. The Trust offers interests in the following 10 separate investment portfolios, each having distinct investment objectives and policies:



* Federated American Leaders Fund II - A large capitalization value mutual fund investing primarily in common stocks of high quality companies;

* Federated Equity Income Fund II - A mutual fund seeking to provide above average income and capital appreciation by investing in income-producing equity securities;

* Federated Fund for U.S. Government Securities II - A mutual fund seeking to provide current income by investing in U.S. government securities;

* Federated Growth Strategies Fund II - A mutual fund seeking capital appreciation by investing primarily in growth equity securities;

* Federated High Income Bond Fund II - A mutual fund seeking high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities;

* Federated International Equity Fund II - A mutual fund seeking to obtain a total return on its assets by investing in equity securities of foreign issuers located in at least three different countries outside of the United States;

* Federated Prime Money Fund II - A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity;



* Federated Small Cap Strategies Fund II-A mutual fund seeking capital appreciation by investing primarily in equity securities of small cap companies;

* Federated Strategic Income Fund II-A mutual fund seeking a high level of current income by investing in three categories of fixed income securities: domestic investment grade, domectic non-investment grade corporate and foreign; and



* Federated Utility Fund II - A mutual fund seeking to achieve high current income and moderate capital appreciation by investing in securities of utility companies.

The separate accounts invest in one or more of the Funds in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in any of the Funds through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.



APRIL 20, 1999

(REVISED JUNE 1, 1999)



CONTENTS

Federated American Leaders Fund II  2

Risk/Return Summary  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

Federated Equity Income Fund II  4

Risk/Return Summary  4

What are the Fund's Investment Strategies?  5

What are the Principal Securities in Which the Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  7

Federated Fund For U.S. Government Securities II  7

Risk/Return Summary  7

What are the Fund's Investment Strategies?  8

What are the Principal Securities in Which the Fund Invests?  9

What are the Specific Risks of Investing in the Fund?  10

Federated Growth Strategies Fund II  11

Risk/Return Summary  11

What are the Fund's Investment Strategies?  12

What are the Principal Securities in Which the Fund Invests?  13

What are the Specific Risks of Investing in the Fund?  13

Federated High Income Bond Fund II  14

Risk/Return Summary  14

What are the Fund's Investment Strategies?  15

What are the Principal Securities in Which the Fund Invests?  16

What are the Specific Risks of Investing in the Fund?  16

Federated International Equity Fund II  17

Risk/Return Summary  17

What are the Fund's Investment Strategies?  19

What are the Principal Securities in Which the Fund Invests?  19

What are the Specific Risks of Investing in the Fund?  20

Federated Prime Money Fund II  21

Risk/Return Summary  21

What are the Fund's Investment Strategies?  22

What are the Principal Securities in Which the Fund Invests?  23

What are the Specific Risks of Investing in the Fund?  23



Federated Small Cap Strategies Fund II  24

Risk/Return Summary  24

What are the Fund's Investment Strategies?  25

What are the Principal Securities in Which the Fund Invests?  25

What are the Specific Risks of Investing in the Fund?  26

Federated Strategic Income Fund II  26

Risk/Return Summary  26

What are the Fund's Investment Strategies?  27

What are the Principal Securities in Which the Fund Invests?  29

What are the Specific Risks of Investing in the Fund?  31



Federated Utility Fund II  33

Risk/Return Summary  33

What are the Fund's Investment Strategies?  34

What are the Principal Securities in Which the Fund Invests?  35

What are the Specific Risks of Investing in the Fund?  36

What Do Shares Cost?  37

How are the Funds Sold?  37

How to Purchase and Redeem Shares  37

Account and Share Information  38

Who Manages the Funds?  38

Financial Information  42

Federated American Leaders Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek long-term growth of capital. The Fund's secondary objective is to provide income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objectives by investing primarily in equity securities of large capitalization companies that are in the top 25% of their industry sectors in terms of revenues, are characterized by sound management and have the ability to finance expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* RISKS RELATING TO INVESTING FOR VALUE. Due to the Fund's "value" style of investing, the Fund's share price may lag that of other funds using a different investment style.

* SECTOR RISK. Because the Fund may allocate relatively more of its assets to one or more industry sectors than to other sectors, the Fund's performance will be more susceptible to any developments which affect the sectors emphasized by the Fund.

* RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated American Leaders Fund II as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return beginning with "0" and increasing in increments of 8.5% up to 34%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are:33.71%, 21.58%, 32.34%, and 17.62%.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999 was 2.37%.

Within the period shown in the Chart, the Fund's highest quarterly return was 16.18% (quarter ended December 31, 1998). Its lowest quarterly return was (11.94%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return for the calendar periods through December 31, 1998.


CALENDAR PERIOD          FUND     S&P 500   LGIFA
1 Year                   17.62%   28.58%    13.58%
Start of Performance 1   20.73%   23.68%    18.17%


1 The Fund's start of performance date was February 10, 1994.

The table shows the Fund's average annual total returns compared to the Standard and Poor's 500 Index (S&P 500), which is a broad-based market index, and the Lipper Growth and Income Funds Average (LGIFA), which is an average of funds with similar investment objectives, for the calendar periods ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund invests at least 65% of its assets in a portfolio of equity securities issued by certain blue chip companies selected by the Adviser. The Fund's holdings ordinarily will be in large capitalization companies that are in the top 25% of their industries in terms of revenues, and which, in the Adviser's opinion, are trading at a low valuation in relation to their history, to the current market and to their expected future price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors. In determining the amount to invest in a security, and in order to manage sector risk, the Fund's Adviser attempts to limit the Fund's exposure to each major sector in the Standard & Poor's 500 Index, as a general matter, to not less than 50% nor more than 200% of the Index's allocation to that sector.

The Fund's Adviser performs traditional fundamental analysis to select securities that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.

The Adviser uses the "value" style of investing, selecting securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Because the Adviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.

The Adviser may invest in American Depositary Receipts ("ADRs"), which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. The Adviser invests primarily in the ADRs of companies with significant operations within the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of U.S. companies.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Moreover, the Fund invests primarily in the ADRs of companies with significant operations within the U.S.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATING TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS

Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Federated Equity Income Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide above average income and capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in income producing equity securities and securities that are convertible into common stocks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* RISKS RELATING TO INVESTING FOR VALUE. The Fund generally uses a "value" style of investing, so that the Fund's share price may lag that of other funds using a different investment style.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Equity Income Fund II as of the calendar year-end for one year. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 5% up to 20%.The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,1998.The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top of the bar. For the calendar year 1998, the percentage noted is 15.57%.

The bar chart shows the Fund's total return for the calendar year-end December 31, 1998.

The Fund's Shares are not sold subject to a sales charge (load). The total return displayed above is based upon the net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the return shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter as of March 31, 1999, was 2.83%.

Within the period shown in the Chart, the Fund's highest quarterly return was 16.27% (quarter ended December 31, 1998). Its lowest quarterly return was (8.91%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return through December 31, 1998.


CALENDAR PERIOD        FUND     S&P 500   LEIFI
1 Year                 15.57%   28.58%    11.78%
Start of Performance 1 18.15%   28.40%    18.00%


1 The Fund's start of performance date was January 30, 1997.

The table shows the Fund's average annual total returns compared to the Standard & Poor's 500 Index (S&P 500), which is a broad-based market index, and the Lipper Equity Income Fund Index (LEIFI), which is an index of funds with similar investment objectives, for the calendar period ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in income-producing equity securities, including securities that are convertible into common stocks. The Fund's holdings ordinarily will be in large and middle capitalization companies. The Adviser attempts to manage the Fund so that, on average, the Fund's portfolio yield is at least 50% greater than the yield of the Standard & Poor's 500 Index (the "Index"). A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors. In attempting to remain relatively sector-neutral, and in order to manage sector risk, the Adviser attempts to limit the Fund's exposure to each industry sector in the Index, as a general matter, to not less than 80% nor more than 120% of the Index's allocation to that sector.

The Adviser performs a technical review of potential issuers, looking at criteria appropriate to the Fund's investment goals. The Adviser examines primarily large and middle capitalization companies, which, in the Adviser's opinion, are trading at a low valuation in relation to their historic and current market prices, and to their expected future price based on projected earnings. In addition, the equity securities held by the Fund will generally have a history and an expectation of paying increasing dividends to shareholders.

Additionally, the Adviser performs traditional fundamental analysis to select securities that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining its business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases of portfolio securities, the Adviser compares the current stock price of an issuer with the Adviser's judgment as to that stock's current and expected value based on projected future earnings. The Adviser sells a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which the Adviser deems has superior risk and return characteristics to a security held by the Fund.

The Adviser ordinarily uses the "value" style of investing, selecting securities that generally have a comparatively low volatility in share price relative to the overall equity market and which may provide relatively high dividend income. When the Adviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes. In addition, some securities in which the Adviser invests may have "growth" style characteristics because the Fund is sector-neutral in its investment approach.

The Fund purchases convertible preferred stocks and convertible bonds, which have a higher yield than common stocks, in order to increase the Fund's yield and to generally provide a measure of protection against market declines.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES

Convertible securities are convertible preferred stock or convertible bonds that the Fund has the option to exchange for equity securities of the issuer at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its securities.

Convertible preferred stock and convertible bonds pay or accrue interest or dividends at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a convertible bond must repay the principal amount of the bond, normally within a specified time. Convertible preferred stock and convertible bonds of a company generally provide more income, but may pay a lower total return than that company's equity securities.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Federated Fund For U.S. Government Securities II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The investment objective of the Fund is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies. The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Fund for U.S. Government Securities II as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1.5% up to 9.0%.The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,1998.The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are:8.77%, 4.20%, 8.58%, and 7.66%, respectively.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999, was (0.13)%.

Within the period shown in the Chart, the Fund's highest quarterly return was 3.73% (quarter ended September 30, 1998). Its lowest quarterly return was (0.72)% (quarter ended March 31, 1996).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns through December 31, 1998.


CALENDAR
PERIOD          FUND    LBGM    LUSMFA   LB5TB
1 Year          7.66%   7.91%   6.13%    9.60%
Start of
Performance 1   6.66%   8.19%   6.91%    7.40%


1 The Fund's start of performance date was March 28, 1994.

The table shows the Fund's average annual total returns compared to the Lipper U.S. Mortgage Funds Average (LUSMFA), which is an index of funds with similar investment objectives, and the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB) and the Lehman Brothers Government/Mortgage Backed Index (LBGM), which are both broad-based market indices, for the calendar period ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. government mortgage backed securities. The Fund does, however, utilize U.S. Treasury and U.S. government agency debentures in order to comply with the diversification requirements of the variable contract asset regulations. The Fund may invest up to 35% of its total assets in certain mortgage securities of non-governmental issuers the payment of which is indirectly guaranteed by the U.S. government. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.

Mortgage backed securities generally offer higher relative returns versus comparable U.S. Treasury securities to compensate for their prepayment risks. The Adviser actively manages the Fund's portfolio, seeking these higher relative returns while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment risk less likely. Factors which the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages, the prior prepayment history of the mortgages and the federal agencies that securitize the mortgages. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Fund may select U.S. government securities which are not mortgage backed securities and therefore not subject to prepayment risk, such as U.S. Treasury securities and U.S. government agency debentures. The Adviser may also use collateralized mortgage obligations ("CMOs"), with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs, and CMOs and other mortgage backed securities to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates.

 The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage backed securities in order to increase the Fund's return. The Fund may also engage in dollar roll transactions for their potential to enhance income.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

PRIVATE ISSUE CMOS

The Fund may also invest in CMOs which are rated AAA by a nationally recognized statistical rating agency and which are issued by private entities such as investment banking firms and companies related to the construction industry. The AAA rating is the highest possible rating assigned to fixed income securities indicating low credit risk. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgaged-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risk, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market and credit risks.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

ASSET COVERAGE



In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISK

Credit risk is the possibility that an issuer will default (fail to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

LIQUIDITY RISKS

Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security and the Fund could incur losses.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Federated Growth Strategies Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN

INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in common stock of companies with market capitalizations above $500 million that offer superior growth prospects.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* LIQUIDITY RISKS. Smaller company securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or services base and limited access to capital, they may be more likely to fail than larger companies.

* SECTOR RISK. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

* RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

* RISKS RELATED TO INVESTING FOR GROWTH. The Fund generally uses a "growth" style of investing and, as a result, the stocks in which the Fund invests may experience greater volatility in price, and may pay lower dividends, than stocks invested in by Funds using a different investment style.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Growth Strategies Fund II as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return "beginning with "0" and increasing in increments of 6% up to 30%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1998. The percentages noted are:24.32%, 27.03%, and 17.44%.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999 was 8.99%.

Within the period shown in the chart, the Fund's highest quarterly return was 27.84% (quarter ended December 31, 1998). Its lowest quarterly return was (20.08%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return for the calendar periods through December 31, 1998.


CALENDAR PERIOD          FUND     S&P 500   LGFI
1 Year                   17.44%   28.58%    25.69%
Start of Performance 1   22.85%   29.06%    23.06%


1 The Fund's start of performance date was November 9, 1995.

The table shows the Fund's average annual total returns compared to the Standard & Poor's 500 Index (S&P 500) which is a broad-based market index, and the Lipper Growth Fund Index (LGFI) which is an index of funds with similar investment objectives for the calendar period ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing primarily in common stock of companies with market capitalizations above $500 million (at the time of purchase) that offer superior growth prospects. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund ordinarily will hold between 100 and 150 companies in its portfolio.

PORTFOLIO TURNOVER

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying ADRs are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Fund's investment adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. In the effort to manage this risk, the Adviser limits the amount allocated to each sector.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS

Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on an analyst's downward earnings estimate revision, a negative fundamental development, or other adverse market development. Further, growth stocks tend to have lower dividend yields than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks.

Federated High Income Bond Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* The corporate bonds in which the fund invests have a higher default risk than investment-grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

* Liquidity of individual corporate bonds varies considerably. Low-grade corporate bonds have less liquidity than investment grade securities, which means that trades in these securities will be made at larger bid-ask spreads.

* Low-grade corporate bond returns are sensitive to both changes in prevailing interest rates and in the economy. An increase in market interest rates may result in a decrease in the value of Fund shares. The value of the Fund's portfolio may also decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated High Income Bond Fund II as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return "beginning with "0" and increasing in increments of 5% up to 25%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are:20.38%, 14.31%, 13.83%, and 2.70%.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999 was 3.30%.

Within the period shown in the Chart, the Fund's highest quarterly return was 5.79% (quarter ended September 30, 1996). Its lowest quarterly return was (4.16%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return for the calendar periods through December 31, 1998.


CALENDAR PERIOD          FUND    LBSBRI   LHCYFA
1 Year                   2.70%   1.28%    (0.44%)
Start of Performance 1   9.49%   8.49%     7.14%


1 The Fund's Start of Performance date was March 1, 1994.

The table shows the Fund's average annual total returns compared to the Lehman Brothers Single B Rated Index (LBSBRI) which is a broad-based market index, and the Lipper High Current Yield Funds Average (LHCYFA) which is an average of the Fund with similar investment objectives, for the calendar period ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?



The Fund provides exposure to the high-yield, lower-rated corporate bond market. At least 65 percent of the Fund's assets are invested in corporate bonds rated BBB or lower. The Adviser actively manages the Fund's portfolio seeking to realize the potentially higher returns of high-yield bonds (also known as "junk bonds") compared to returns of high-grade securities by seeking to minimize default risk and other risks through careful security selection and diversification. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

The Adviser selects securities seeking high yields, low relative credit risk, and high portfolio diversification. The securities in which the Fund invests have high yields primarily because of the market's greater uncertainty about the issuer's ability to make all required interest and principal payments, and therefore about the returns that will be in fact realized by the Fund.

The Adviser attempts to select bonds for investment by the Fund which offer superior potential returns for the default risks being assumed. The Adviser's security selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser's analysis focuses on the financial condition of the issuing firm, together with the issuer's business and product strength, competitive position and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuer.

The Adviser attempts to minimize the Fund's portfolio credit risk through diversification. The Adviser selects securities to maintain broad portfolio diversification both by company and industry.



TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in lower-rated corporate fixed income securities. Corporate fixed income securities are debt securities issued by U.S. or foreign businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

The Fund treats preferred stock which is redeemable by the issuer as a fixed income security. Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stock also participates in dividends and distributions paid on common stock.

The Fund may invest in fixed income securities of issuers based outside the U.S. The securities of foreign issuers in which the Fund invests are primarily traded in the U.S. and are predominantly denominated in U.S. dollars.

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's current yield measures the annual income earned on a security as a percentage of its price. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. A security's yield to maturity will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.

The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt securities may vary based on their priority for repayment. For example, higher-ranking (senior) securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. Typically, both senior and subordinated debt securities have a higher priority than redeemable preferred stock. Most of the fixed income securities in which the Fund invests will be uncollateralized and subordinated to other debt that a corporation has outstanding.

Lower rated fixed income securities are securities rated below investment grade (i.e., BB or lower) by a Nationally Recognized Rating Service. There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and securities whose issuers are in default.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. The high yield bonds in which the Fund invests have a higher default risk than investment grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline relative to higher quality instruments.

LIQUIDITY RISKS

The market is less liquid for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS RELATED TO THE ECONOMY

The prices of high-yield securities are affected by the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Federated International Equity Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to obtain a total return on its assets. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies based outside the U.S. The Fund's Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.



Using its own quantitative process, the Adviser ranks the future performance potential of companies by evaluating each company's earnings potential and management quality as well as reviewing the company's financial statements and earnings forecasts. The Adviser then evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Considering this fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* CURRENCY RISKS. Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.

* RISKS OF FOREIGN INVESTING. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

* SECTOR RISKS. Because the Fund may allocate relatively more assets to certain industry sectors and geographic regions than others, the Fund's performance may be more susceptible to any developments which affect those sectors or geographic areas emphasized by the Fund.

* EURO RISKS. Because the Fund makes significant investments in securities denominated by the Euro, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

* LIQUIDITY RISKS. The foreign securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS OF INVESTING IN EMERGING MARKET COUNTRIES. Because the Fund may invest a portion of its assets in emerging market countries, the Fund's share price may be significantly more volatile and may be more subject to the impact of severe economic downturns and unstable governments, than prices in developed countries.

* RISKS OF INVESTING FOR GROWTH. The Fund generally uses a "growth" style of investing and, as a result, the stocks in which the Fund invests may experience greater dividends than stocks invested in by funds using a different investment style.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated International Equity Fund II as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 6.5% up to 26.0%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998.The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1996 through 1998. The percentages noted are: 8.32%, 10.08%, and 25.57%, respectively.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund is not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999, was 3.14%.

Within the period shown in the chart, the Fund's highest quarterly return was 23.70% (quarter ended March 31, 1998). Its lowest quarterly return was (15.87%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns through December 31, 1998.


CALENDAR PERIOD          FUND     MSCI-EAFE
1 Year                   25.57%    20.00%
Start of Performance 1   12.75%     8.80%


1 The Fund's start of performance date was May 8, 1995.

The table shows the Fund's average annual total returns compared to the Morgan Stanley Capital International Europe Australia and Far East Index (MSCI-EAFE) for the calendar period ended December 31, 1998. This is a broad-based market index.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Using its own quantitative process, the Adviser ranks the future performance potential of companies. The Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive companies. The Adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins.

The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Adviser then analyzes companies located in particular emerging market countries.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

What are the Specific Risks of Investing in the Fund?

The specific risks associated with foreign securities are as follows:

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

EURO RISKS

The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

The specific risks associated with equity securities are as follows:

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

The Adviser is seeking information regarding the Year 2000 readiness of issuers or Fund service providers located in emerging markets. The Year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date-related problems. However, this information may not exist, or may be incomplete, inaccurate or difficult to obtain. As a result, the Adviser might not be able to assess accurately or avoid the potential effects of the Year 2000 problem on these companies, and these problems could result in material losses to the Fund.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Federated Prime Money Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Prime Money Fund II as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1995 through 1998. The percentages noted are: 5.20%, 4.75%, 4.93%, and 4.92%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999, was 1.07%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.27% (quarter ended December 31, 1995). Its lowest quarterly return was 0.80% (quarter ended March 31, 1998).

The Fund's Seven-Day Net Yield as of December 31, 1998, was 4.52%.

AVERAGE ANNUAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns through December 31, 1998.


CALENDAR PERIOD          FUND
1 Year                   4.92%
Start of Performance 1   4.94%


1 The Fund's start of performance date was November 21, 1994.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less. The Fund invests in securities that are either rated in the two highest short term rating categories by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. The Fund invests only in instruments denominated and payable in U.S. dollars. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

In order to select individual investments, the Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

The Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of fixed income securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are issued by businesses. Short-term notes, variable rate demand notes, and commercial paper are the most prevalent types of corporate debt securities that the Fund purchases.

COMMERCIAL PAPER



Commercial paper is an issuer's draft or note with a maturity of less than or equal to nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion.



DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

ASSET BACKED SECURITIES

Asset Backed Securities are payable from pools of debt obligations other than mortgages. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to simple ownership interests in the underlying debt obligations.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based solely upon its credit enhancement. The Adviser purchases fixed income securities that have been credit enhanced.

REPURCHASE AGREEMENTS

Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

The Fund invests in high-quality money market instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater affect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk is the possibility that an issuer will default (fail to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.



Federated Small Cap Strategies Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies that fall within the market capitalization range of the Standard & Poor's 600 Small Cap Index. The Fund's Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* LIQUIDITY RISKS. Smaller company securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or services base and limited access to capital, they may be more likely to fail than larger companies.

* SECTOR RISKS. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

* RISKS OF FOREIGN INVESTING. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

A performance bar chart and total returns for the Fund are not provided since this is a new Fund and has not been in operation for a full calendar year.

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies that fall within the market capitalization range of the Standard & Poor's 600 Small Cap Index (Index). As of October 21, 1998 this range was $18.5 million to $3.2 billion. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund ordinarily will hold between 80 and 300 companies in its portfolio.

The Fund may also seek capital appreciation by buying securities in initial public offerings. The Fund will participate in such offerings without regard to the issuer's market capitalization. The Adviser may select initial public offerings based on its fundamental analysis of the issuer.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts (ADRs) represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including country risk and currency risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

The Fund's Adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

LIQUIDITY RISKS

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

RISK RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than companies with larger market capitalizations.

SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISK OF FOREIGN INVESTING

Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

Federated Strategic Income Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek a high level of current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund allocates the portfolio among three categories of fixed income securities: domestic investment grade (including U.S. government, mortgage backed and corporate), domestic non-investment grade corporate and foreign. Based upon historical returns, the Fund's Adviser expects the three categories of investments to have different returns and risks under similar market conditions. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The Adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the Adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CALL RISKS. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

* CURRENCY RISKS. Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.

* LIQUIDITY RISKS. The foreign securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* SECTOR RISKS. Because the Fund may allocate relatively more assets to certain industry sectors and geographic regions than others, the Fund's performance may be more susceptible to any developments which affect those sectors or geographic areas emphasized by the Fund.

* RISKS OF FOREIGN INVESTING. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

A performance bar chart and total returns for the Fund are not provided since this is a new Fund and has not been in operation for a full calendar year.

What are the Fund's Investment Strategies?

The Fund allocates the portfolio among three categories of fixed income securities: investment grade (including U.S. government, mortgage backed and corporate), domestic non-investment grade corporate and foreign. In allocating the Fund's portfolio among the three categories, the Adviser begins by analyzing a variety of economic and market indicators, such as:

* the current level of global interest rates and the likely direction of changes in interest rates;

* the current state of the global economy and the outlook for future economic activity; and

* the historical returns of each category.

Based on this analysis, the Adviser compares the anticipated effects on the performance and risks of each category of securities. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The Adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the Adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets.

The selection of portfolio securities involves an approach that is specific to each category of fixed income securities. With regard to the selection of domestic investment grade fixed income securities, the Adviser analyzes expected trends in corporate earnings to determine the proper mix between U.S. government securities, mortgage backed and corporate. The Adviser manages the U.S. government securities domestic investment grade portion of the category by analyzing the dollar weighted average duration. Duration measures the price sensitivity of a group of fixed income securities to changes in interest rates. The Adviser generally shortens the U.S. government securities' average duration when it expects interest rates to rise and extends the duration when it expects interest rates to fall. The Adviser selects U.S. government securities used to lengthen or shorten the portfolio's duration by comparing the returns currently offered by different investments to their historical and expected returns.

The Fund may invest in mortgage backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Fund and may incur administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

In selecting U.S. government mortgage backed securities, the analysis involves a duration evaluation similar to that of the U.S. government securities portion. The analysis also focuses on the expected cash flows from the pool of mortgage obligations supporting the security. To assess the relative returns and risks of these securities, the Adviser analyzes how the timing, amount, and division of cash flows from the pool might change in response to changing economic and market conditions.

The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings to look for when investing the domestic corporate securities portion of the category. In selecting a domestic corporate fixed income security, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

The Fund will invest in domestic non-investment grade corporate fixed income securities primarily by investing in another mutual fund (which is not available for general investment by the public) advised by an affiliate of the Adviser. The other mutual fund is managed independently of the Fund and may incur administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest directly in non-investment grade corporate securities. Although the selection of domestic non-investment grade corporate securities involves the same factors as investment grade securities, the Adviser gives greater emphasis to its analysis of the issuer.

With regard to the foreign fixed income securities allocation, the Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The Adviser looks primarily for securities offering higher interest rates. The Adviser attempts to manage the risks of these securities in two ways: first, by investing the foreign security portion of the portfolio in a large number of securities from a wide range of foreign countries; and second, by allocating this portion of the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

In implementing this strategy, the Adviser also invests a portion of the foreign securities allocation in emerging market countries. Many emerging market countries issue securities rated below investment grade. The Fund may invest up to 80% of its foreign securities portfolio in emerging markets, with the balance invested in developed markets.

The Adviser weighs several factors in selecting investments for the portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The Adviser then analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic fixed income securities, foreign securities are subject to currency risks and risks of foreign investing.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

* Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

* If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

* Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

* Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

LIQUIDITY RISKS

* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security and the Fund could incur losses.

SECTOR RISKS

* A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund has no minimum rating requirement for such securities.

CURRENCY RISKS

* Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

* The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

* Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

* Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow reductions or repatriation restrictions which could adversely affect the Fund's investments.

* Foreign financial markets may have fewer investor protections than domestic markets. For instance, there may be less publicly available information about foreign companies and foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

* Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.



Federated Utility Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to achieve high current income and moderate capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services such as electricity, gas and telecommunications.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* SECTOR RISK. Because the Fund may allocate relatively more of its assets to utility-related industry sectors than to other sectors, the value of utility company equity securities in the Fund's portfolio may be adversely affected by technological changes, shifts in consumer demands or regulatory policies, the adequacy of rate increases and future regulatory initiatives associated with utility companies.

* RISKS RELATING TO INVESTING FOR VALUE. The Fund generally uses a "value" style of investing, so that the Fund's share price may lag that of other funds using a different investment style.

* RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Utility Fund II as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 10% up to 30%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 24.18%, 11.56%,26.63%, and 13.95%.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999 was (6.81%).

Within the period shown in the Chart, the Fund's highest quarterly return was 12.96% (quarter ended December 31, 1997). Its lowest quarterly return was (2.81%) (quarter ended September 30, 1996).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return for the calendar periods through December 31, 1998.


CALENDAR PERIOD        FUND     S&P 500   S&P UTIL
1 Year                 13.95%   28.58%    14.78%
Start of Performance 1 14.42%   23.18%    14.13%


1 The Fund's start of performance date was February 10, 1994.

The table shows the Fund's average annual total returns compared to the Standard & Poor's 500 Index (S&P 500), which is a broad-based market index and the Standard & Poor's Utility Index (S&P UTIL), which is an index of funds with similar investment objectives for the calendar period ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing, under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services. Shares of utility companies have generally been characterized by their high dividend yield and relatively low price fluctuation as compared with shares of other issuers, because of the relatively consistent demand for essential utility services despite economic fluctuations. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

The Adviser allocates the Fund's assets among the three utility sectors (electricity, gas and telecommunications) based in part on the Adviser's opinion as to which sectors are, as a whole, priced at a low market valuation ("undervalued") when compared with the other sectors. In addition, the Adviser considers such factors as the dividend paying potential and earnings growth potential of the companies comprising each sector. In order to diversify the Fund, the Adviser attempts to limit the Fund's exposure to each sector reflected by the Standard & Poor's Utility and Communications Indices ("S&P Indices"), as a general matter, to not more than 300% of each Index's allocation to that sector. The S&P Indices are unmanaged market capitalization-weighted indices of natural gas an electric companies, and communications companies, respectively.

In determining whether to buy a security, the Adviser seeks companies that have a history and a likelihood of paying increasing levels of dividends. The Adviser uses the "value" style of investing, selecting securities of companies that, in the Adviser's opinion, are trading at a lower valuation in relation to their historic and current market prices, to industry peers, and to their expected future price based on projected earnings, and that therefore offer the potential for capital appreciation. Because the Adviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes. However, such securities generally have lower volatility in relation to their share price, and a higher yield, when compared with other equity securities.

In addition to evaluating the share price of an issuer, the Adviser performs traditional fundamental analysis to select securities that exhibit the most promising value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining its business, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases of portfolio securities, the Adviser compares the current stock price of an issuer with the Adviser's judgment as to that stock's current and expected value based on projected future earnings. The Adviser sells a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which the Adviser deems has superior risk and return characteristics to a security held by the Fund.

The Adviser may invest up to 35%, but, as a general matter, invests up to 25% of its assets in non-utility securities such as shares of real estate investment trusts and industrial corporations. The Adviser normally purchases these securities to enhance the Fund's income. In addition, the Adviser may invest a portion of the Fund's assets in securities of companies based outside the United States, to diversify the Fund's holdings and to gain exposure to the foreign market. Foreign holdings primarily take the form of American Depositary Receipts, which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of U.S. companies.

INDUSTRY CONCENTRATION

The Fund invests 25% or more of its assets in the utility industry.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases, and future regulatory initiatives.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS

Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

What Do Shares Cost?

Shares can be purchased or redeemed by participating insurance companies any day the New York Stock Exchange (NYSE) is open. Transaction requests received in proper form are processed at the next calculated net asset value (NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. If the Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.



How are the Funds Sold?



The Funds' Distributor markets the Shares described in this prospectus to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies.



When the Distributor receives marketing fees, it may pay some or all of them to investment professionals.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Since the Funds use a single prospectus, it is possible that one Fund might become liable for a misstatement in the prospectus regarding another Fund. The Trustees considered this when approving the use of a single prospectus.



RULE 12B-1 PLAN

Federated Equity Income Fund II, Federated Small Cap Strategies Fund II, and Federated Strategic Income Fund II have adopted a Rule 12b-1 Plan, which allows them to pay up to 0.25% for marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. These Funds are not currently paying any 12b-1 fees under the Rule 12b-1 Plan. Should these Funds begin to pay these fees, shareholders will be notified. These Funds are not currently paying or accruing fees under the Plan.



How to Purchase and Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of participating insurance companies offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase orders must be received by your participating insurance company by 4:00 p.m. (Eastern time). The order will be processed at the NAV calculated on that day if the Fund receives from the participating insurance company:

* orders in proper form by 8:00 a.m. (Eastern time) on the next business day; and

* federal funds on the business day following the day the Fund received the order.

Participating insurance companies are responsible for properly transmitting purchase orders and federal funds to the Fund.

Account and Share Information

DIVIDENDS



Dividends on shares of Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II, Federated International Equity Fund II, Federated Equity Income Fund II, Federated Small Cap Strategies Fund II, and Federated Strategic Income Fund II are declared and paid annually. Dividends on shares of Federated Prime Money Fund II are declared daily and paid monthly.



Shares of Federated Prime Money Fund II begin earning dividends on the day that the Fund receives federal funds. Shares of Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II, Federated International Equity Fund II, and Federated Equity Income Fund II will begin earning dividends if owned on the record date. Dividends of each Fund are automatically reinvested in additional Shares of such Fund.

TAX INFORMATION

The Funds intend to comply with variable asset diversification regulations. If the Funds fail to comply with these regulations, contracts invested in the Funds will not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.



Who Manages the Funds?



The Board of Trustees governs the Trust. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



Pursuant to an investment advisory contract with the Trust, investment decisions for Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II, Federated Equity Income Fund II, Federated Small Cap Strategies Fund II, and Federated Strategic Income Fund II are made by Federated Investment Management Company, the Funds' investment adviser, subject to direction by the Trustees. Pursuant to an investment advisory contract with the Trust, investment decisions for Federated International Equity Fund II are made by Federated Global Investment Management Corp., the Fund's investment adviser, subject to direction by the Trustees.



Under the terms of the sub-advisory agreement between Federated Investment Management Company and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser will provide Federated Utility Fund II's investment adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 1.00% of the average daily net assets for Federated International Equity Fund II, 0.85% of the average daily net assets for Federated Strategic Income Fund II, 0.75% of the average daily net assets for Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated Equity Income Fund II, and Federated Small Cap Strategies Fund II, 0.60% of the average daily net assets for Federated Fund for U.S. Government Securities II and Federated High Income Bond Fund II, and 0.50% of the average daily net assets for Federated Prime Money Fund II. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. For the fiscal year ended December 31, 1998, the Fund's investment adviser earned 0.74% of Federated American Leaders Fund II's average net assets, 0.32% of Federated Equity Income Fund II's average net assets, 0.52% of Federated Fund for U.S. Government Securities II's average net assets, 0.44% of Federated Growth Strategies Fund II's average net assets, 0.60% of Federated High Income Bond Fund II's average net assets, 0.53% of Federated International Equity Fund II's average net assets, 0.49% of Federated Prime Money Fund II's average net assets, and 0.68% of Federated Utility Fund II's average net assets.



THE FUND'S PORTFOLIO MANAGERS ARE:

FEDERATED AMERICAN LEADERS FUND II

MICHAEL P. DONNELLY

Michael P. Donnelly has been a portfolio manager of the Fund since
April 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

ARTHUR J. BARRY

Arthur J. Barry has been a portfolio manager of the Fund since April 1997. Mr. Barry joined Federated in 1994 as an Investment Analyst. He served as an Assistant Vice President of the Fund's Adviser from 1997 through
June 1998 and has been a Vice President of the adviser since July 1998. Mr. Barry is a Chartered Financial Analyst. He earned his M.S.I.A. with concentrations in finance and accounting from Carnegie Mellon University.

FEDERATED GROWTH STRATEGIES FUND II

JAMES E. GREFENSTETTE

James E. Grefenstette has been a portfolio manager of the Fund since the Fund's inception. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of the Fund's investment adviser.
Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

SALVATORE ESPOSITO

Salvatore Esposito has been a portfolio manager of the Fund since August 1997. Mr. Esposito joined Federated in 1995 as an Investment Analyst of the Fund's Adviser. He has been a Portfolio Manager since August 1997 and has been an Assistant Vice President of the Fund's investment adviser since October 1997. From 1987 to 1995, Mr. Esposito served in various positions at PNC Bank, culminating in that of Vice President/Lead Reviewer. Mr. Esposito earned his M.B.A., concentrating in Finance, from Duquesne University.

FEDERATED UTILITY FUND II

STEVEN J. LEHMAN

Steven J. Lehman, primary portfolio manager, has been a portfolio manager of the Fund since August 1997. Mr. Lehman joined the Fund's Adviser in
May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

LINDA A. DUESSEL

Linda A. Duessel has been a portfolio manager for the Fund since
April 1995. Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1995. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of the Fund's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Drew J. Collins and Richard J. Lazarchic are the portfolio managers for foreign securities.

DREW J. COLLINS

Drew J. Collins has been a portfolio manager of the Fund since July 1997. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of the University of Pennsylvania.

RICHARD J. LAZARCHIC

Richard J. Lazarchic has been a portfolio manager of the Fund since April 1998. Mr. Lazarchic joined Federated in March 1998 as a Vice President of the Fund's Adviser. From May 1979 through October 1997,
Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

KATHLEEN M. FOODY-MALUS

Kathleen M. Foody-Malus has been the Fund's portfolio manager since the Fund's inception. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's investment adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

TODD A. ABRAHAM

Todd A. Abraham has been the Fund's portfolio manager since April 1997. Mr. Abraham has been a Vice President of the Fund's Adviser since
July 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in finance from Loyola College.

FEDERATED HIGH INCOME BOND FUND II

MARK E. DURBIANO

Mark E. Durbiano has been a portfolio manager of the Fund since the Fund commenced operations. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

CONSTANTINE KARTSONAS

Constantine Kartsonas has been a portfolio manager of the Fund since June 1998. Mr. Kartsonas joined Federated in 1994 as an Investment Analyst and has been a Vice President of the Fund's Adviser since 1999. He served as an Assistant Vice President of the Fund's Adviser from 1997 to 1999. From 1990 to 1993, he served as an Operations Analyst at Lehman Brothers. Mr. Kartsonas is a Chartered Financial Analyst and earned his M.B.A., with a concentration in Finance, from the University of Pittsburgh in 1994.

FEDERATED INTERNATIONAL EQUITY FUND II

DREW J. COLLINS

Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

HENRY A. FRANTZEN

Henry A. Frantzen has been the Fund's portfolio manager since
November 1995. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

FEDERATED EQUITY INCOME FUND II

LINDA A. DUESSEL

Linda A. Duessel has been the Fund's portfolio manager since February 1997. Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1995. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of the Fund's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

STEVEN J. LEHMAN

Steven J. Lehman has been the Fund's portfolio manager since August 1997. Mr. Lehman joined the Fund's Adviser in May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.



FEDERATED SMALL CAP STRATEGIES FUND II

AASH M. SHAH

Aash M. Shah has been the Fund's portfolio manager since inception.
Mr. Shah joined Federated Investors in 1993 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since January 1997.
Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of the Adviser from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

KEITH J. SABOL

Keith J. Sabol has been the Fund's portfolio manager since inception.
Mr. Sabol joined Federated Investors in 1994 and has been a Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's Adviser from 1994 to 1996. Mr. Sabol is a Chartered Financial Analyst; he earned his M.S. in Industrial Administration from Carnegie Mellon University.

FEDERATED STRATEGIC INCOME FUND II

JOSEPH M. BALESTRINO

Joseph M. Balestrino has been the Fund's overall portfolio manager since inception as well as managing the Fund's domestic investment grade category. Mr. Balestrino joined Federated Investors in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995.
Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

MARK E. DURBIANO

Mark E. Durbiano has been the Fund's portfolio manager since inception for the Fund's domestic high yield category. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995,
Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

ROBERT M. KOWIT

Robert M. Kowit has been the Fund's portfolio manager since inception for the Fund's foreign government/foreign corporate debt category. Mr. Kowit joined Federated Investors in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through
October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

MICHEAL W. CASEY, PH.D.

Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since inception for the Fund's foreign government/foreign corporate debt category. Mr. Casey joined Federated Investors in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey currently serves as a Portfolio Manager and has been a Vice President of the Sub-Adviser since 1998. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996.
Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Shareholders of the Funds could experience errors or disruptions in the Funds' share transactions or the Funds' communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Funds' financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns assume reinvestment of any dividends and distributions.

This information has been audited by Deloitte & Touche LLP, whose reports, along with the Funds' audited financial statements, are included in the Annual Reports of the Funds.

Financial Highlights - Federated American Leaders Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED DECEMBER 31         1998          1997         1996        1995       1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD            $19.63        $15.26       $12.80      $ 9.74     $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.20          0.19         0.19        0.20       0.19
Net realized and
unrealized gain (loss)
on investments                   3.20          4.64         2.54        3.06      (0.26)
TOTAL FROM INVESTMENT
OPERATIONS                       3.40          4.83         2.73        3.26      (0.07)
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.10)        (0.10)       (0.18)      (0.19)     (0.19)
Distributions in excess
of net investment income 2          -             -            -       (0.01)         -
Distributions from net
realized gain on
investments and foreign
currency transactions           (1.25)        (0.36)       (0.09)          -          -
TOTAL DISTRIBUTIONS             (1.35)        (0.46)       (0.27)      (0.20)     (0.19)
NET ASSET VALUE, END OF
PERIOD                         $21.68        $19.63       $15.26      $12.80     $ 9.74
TOTAL RETURN 3                  17.62%        32.34%       21.58%      33.71%     (0.70%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         0.88%         0.85%        0.85%       0.85%      0.54% 4
Net investment income            1.06%         1.18%        1.54%       2.03%      2.58% 4
Expense
waiver/reimbursement 5           0.01%         0.09%        0.22%       1.36%     25.42% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $418,212      $305,796     $142,216     $48,514     $2,400
Portfolio turnover                 58%           56%          90%         43%        32%


1 Reflects operations for the period from February 10, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to January 31, 1994, the Fund had no investment activity.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated Equity Income Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    YEAR ENDED     PERIOD ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                          1998             1997 1
NET ASSET VALUE, BEGINNING OF PERIOD                    $12.31           $10.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.22             0.23
Net realized and unrealized gain on investments           1.69             1.76
TOTAL FROM INVESTMENT OPERATIONS                          1.91             1.99
LESS DISTRIBUTIONS:
Distributions from net investment income                 (0.07)           (0.15)
NET ASSET VALUE, END OF PERIOD:                         $14.15           $12.31
TOTAL RETURN 2                                           15.57%           19.19%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                  0.93%            0.85% 3
Net investment income                                     2.04%            2.41% 3
Expense waiver/reimbursement 4                            0.43%            1.44% 3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                $57,499          $32,875
Portfolio turnover                                          59%              68%


1 Reflects operations for the period from January 30, 1997 (date of initial public investment) to December 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated Fund for U.S. Government Securities II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31           1998        1997        1996        1995       1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD            $10.54      $10.09      $10.29      $ 9.99     $ 9.99
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income            0.44        0.58        0.59        0.54       0.27
Net realized and
unrealized gain (loss)
on investments                   0.36        0.26       (0.18)       0.30          -
TOTAL FROM
INVESTMENT OPERATIONS            0.80        0.84        0.41        0.84       0.27
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.18)      (0.39)      (0.57)      (0.54)     (0.27)
Distributions from net
realized gain
on investment                   (0.01)          -       (0.04)          -          -
TOTAL DISTRIBUTIONS             (0.19)      (0.39)      (0.61)      (0.54)     (0.27)
NET ASSET VALUE, END OF
PERIOD                         $11.15      $10.54      $10.09      $10.29     $ 9.99
TOTAL RETURN 2                   7.66%       8.58%       4.20%       8.77%      2.62%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         0.85%       0.80%       0.80%       0.80%      0.48% 3
Net investment income            5.44%       5.98%       6.00%       6.00%      3.99% 3
Expense
waiver/reimbursement 4           0.08%       0.45%       1.01%       4.81%     32.83% 3
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $111,350     $63,099     $34,965     $12,264     $1,244
Portfolio turnover                 99%         73%         97%         65%         0%


1 Reflects operations for the period from March 29, 1994 (date of initial public investment) to December 31,1994. For the period from December 8, 1993 (start of business), to March 28, 1994, net investment income was distributed to the Fund's adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated Growth Strategies Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31          1998          1997         1996       1995 1
NET ASSET VALUE,
BEGINNING OF PERIOD           $16.14        $12.80       $10.30     $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income
(loss)                         (0.04) 2       0.02 2       0.05       0.03
Net realized and
unrealized gain on
investments                     2.83          3.41         2.45       0.27
TOTAL FROM INVESTMENT
OPERATIONS                      2.79          3.43         2.50       0.30
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.02)        (0.02)       (0.004)        -
Distributions from net
realized gain on
investments                    (1.00)        (0.07)           -          -
TOTAL DISTRIBUTIONS            (1.02)        (0.09)       (0.004)        -
NET ASSET VALUE, END OF
PERIOD                        $17.91        $16.14       $12.80     $10.30
TOTAL RETURN 3                 17.44%        27.03%       24.32%      3.00%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                        0.86%         0.85%        0.85%      0.85% 4
Net investment income          (0.25%)        0.14%        0.55%      1.91% 4
Expense
waiver/reimbursement 5          0.31%         0.67%        3.87%     76.95% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $62,747       $47,280      $16,985       $368
Portfolio turnover               104%          148%          96%         4%


1 Reflects operations for the period from November 9, 1995 (date of initial public investment) to December 31, 1995.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights-Federated High Income Bond Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31           1998          1997        1996        1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD            $10.95        $10.24     $  9.79      $ 8.87      $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income            0.87          0.88        0.88        0.85        0.75
Net realized and
unrealized gain (loss)
on investments                  (0.57)         0.48        0.45        0.89       (1.12)
TOTAL FROM
INVESTMENT OPERATIONS            0.30          1.36        1.33        1.74       (0.37)
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.26)        (0.61)      (0.88)      (0.82)      (0.75)
Distributions in excess
of net investment income
2                                   -             -           -           -       (0.01)
Distributions from net
realized gain on
investments                     (0.07)        (0.04)          -           -           -
TOTAL DISTRIBUTIONS             (0.33)        (0.65)      (0.88)      (0.82)      (0.76)
NET ASSET VALUE, END OF
PERIOD                         $10.92        $10.95      $10.24      $ 9.79     $  8.87
TOTAL RETURN 3                   2.70%        13.83%      14.31%      20.38%      (3.73%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         0.78%         0.80%       0.80%       0.80%       0.41% 4
Net investment income            9.01%         8.70%       9.23%       9.27%       9.11% 4
Expense waiver 5                    -%         0.09%       0.59%       3.40%      10.01% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $212,290      $156,164     $66,043     $20,165      $1,457
Portfolio turnover                 27%           52%         51%         48%         18%


1 Reflects operations for the period from February 2, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to February 1, 1994, the fund had no public investment.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated International Equity Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31          1998          1997         1996         1995 1
NET ASSET VALUE,
BEGINNING OF PERIOD           $12.27        $11.16       $10.35       $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income           0.03 2        0.07         0.11 2       0.07
Net realized and
unrealized gain on
investments and foreign
currency transactions           3.11          1.05         0.75         0.28
TOTAL FROM INVESTMENT
OPERATIONS                      3.14          1.12         0.86         0.35
LESS DISTRIBUTIONS:
Distributions from net
investment income                  -         (0.01)       (0.05)           -
Distributions from net
realized gain on
investments and foreign
currency transactions          (0.02)            -            -            -
TOTAL DISTRIBUTIONS            (0.02)        (0.01)       (0.05)           -
NET ASSET VALUE, END OF
PERIOD                        $15.39        $12.27       $11.16       $10.35
TOTAL RETURN 3                 25.57%        10.08%        8.32%        3.50%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                        1.25%         1.23%        1.25%        1.22% 4
Net investment income           0.19%         0.76%        0.89%        1.63% 4
Expense
waiver/reimbursement 5          0.47%         0.98%        3.05%       11.42% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $52,308       $36,575      $17,752       $4,760
Portfolio turnover               247%          179%         103%          34%


1 Reflects operations for the period from May 8, 1995 (date of initial public investment) to December 31, 1995.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated Prime Money Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31                         1998         1997        1996        1995       1994 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.05         0.05        0.05        0.05       0.01
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)       (0.05)      (0.05)      (0.05)     (0.01)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00
TOTAL RETURN 2                                 4.92%        4.93%       4.75%       5.20%      0.50%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.80%        0.80%       0.80%       0.80%      0.80% 3
Net investment income                          4.80%        4.84%       4.68%       5.12%      4.26% 3
Expense waiver 4                               0.01%        0.20%       0.57%       2.69%     71.84% 3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $103,097      $59,659     $45,655     $17,838       $552


1 Reflects operations for the period from November 18, 1994 (date of initial public investment) to December 31, 1994. For the period from December 10, 1993 (start of business) to November 17, 1994, the Fund had no public investment.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated Utility Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31           1998          1997         1996         1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD            $14.29        $11.81       $11.03       $ 9.29      $ 9.48
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.37          0.40         0.42         0.45        0.34
Net realized and
unrealized gain (loss)
on investments and
foreign currency                 1.55          2.62         0.82         1.74       (0.19)
TOTAL FROM
INVESTMENT OPERATIONS            1.92          3.02         1.24         2.19        0.15
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.13)        (0.28)       (0.41)       (0.45)      (0.34)
Distributions from net
realized gain on
investments and foreign
currency transactions           (0.81)        (0.26)       (0.05)           -           -
TOTAL DISTRIBUTIONS             (0.94)        (0.54)       (0.46)       (0.45)      (0.34)
NET ASSET VALUE, END OF
PERIOD                         $15.27        $14.29       $11.81       $11.03      $ 9.29
TOTAL RETURN 2                  13.95%        26.63%       11.56%       24.18%       1.12%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         0.93%         0.85%        0.85%        0.85%       0.60% 3
Net investment income            3.20%         3.41%        3.92%        4.62%       4.77% 3
Expense
waiver/reimbursement 4           0.07%         0.27%        0.51%        2.24%      54.83% 3
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $162,038      $104,462      $63,558      $29,679        $974
Portfolio turnover                 84%           95%          63%          62%         73%


1 Reflects operations for the period from April 14, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to April 13, 1994, net investment income was distributed to the Fund's adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

[Graphic]
Federated
World-Class Investment Manager
PROSPECTUS

Federated Insurance Series

Federated American Leaders Fund II

Federated Equity Income Fund II

Federated Fund for U.S. Government Securities II

Federated Growth Strategies Fund II

Federated High Income Bond Fund II

Federated International Equity Fund II

Federated Prime Money Fund II



Federated Small Cap Strategies Fund II

Federated Strategic Income Fund II



Federated Utility Fund II



APRIL 20, 1999

(REVISED JUNE 1, 1999)



A Statement of Additional Information (SAI) dated April 20, 1999, is incorporated by reference into this prospectus. Additional information about the Funds' investments is contained in the Funds' annual and semi-annual reports to shareholders as they become available. The annual reports discuss market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the annual reports, semi-annual reports and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated
Federated Insurance Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-8042

Cusip 313916306 Cusip 313916405

Cusip 313916702 Cusip 313916207

Cusip 313916108 Cusip 313916801

Cusip 313916504 Cusip 313916876

Cusip 313916603 Cusip 313916868



4011006A (6/99)



[Graphic]


PROSPECTUS
Federated Insurance Series

Federated American Leaders Fund II

Federated Equity Income Fund II

Federated Fund for U.S. Government Securities II

Federated Growth Strategies Fund II

Federated High Income Bond Fund II

Federated International Equity Fund II

Federated Prime Money Fund II



Federated Small Cap Strategies Fund II

Federated Strategic Income Fund II

Federated Utility Fund II

This prospectus offers shares of 10 portfolios (individually referred to as a "Fund" or collectively as the "Funds") of Federated Insurance Series (the "Trust"), an open-end, management investment company. Shares of the Funds may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies. The Trust offers interests in the following 10 separate investment portfolios, each having distinct investment objectives and policies:



* Federated American Leaders Fund II - A large capitalization value mutual fund investing primarily in common stocks of high quality companies;

* Federated Equity Income Fund II - A mutual fund seeking to provide above average income and capital appreciation by investing in income-producing equity securities;

* Federated Fund for U.S. Government Securities II - A mutual fund seeking to provide current income by investing in U.S. government securities;

* Federated Growth Strategies Fund II - A mutual fund seeking capital appreciation by investing primarily in growth equity securities;

* Federated High Income Bond Fund II - A mutual fund seeking high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities;

* Federated International Equity Fund II - A mutual fund seeking to obtain a total return on its assets by investing in equity securities of foreign issuers located in at least three different countries outside of the United States;

* Federated Prime Money Fund II - A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity;



* Federated Small Cap Strategies Fund II-A mutual fund seeking capital appreciation by investing primarily in equity securities of small cap companies;

* Federated Strategic Income Fund II-A mutual fund seeking a high level of current income by investing in three categories of fixed income securities: domestic investment grade, domectic non-investment grade corporate and foreign; and



* Federated Utility Fund II - A mutual fund seeking to achieve high current income and moderate capital appreciation by investing in securities of utility companies.

The separate accounts invest in one or more of the Funds in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in any of the Funds through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.



APRIL 20, 1999

(REVISED JUNE 1, 1999)



CONTENTS

Federated American Leaders Fund II  2

Risk/Return Summary  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

Federated Equity Income Fund II  4

Risk/Return Summary  4

What are the Fund's Investment Strategies?  5

What are the Principal Securities in Which the Fund Invests?  6

What are the Specific Risks of Investing in the Fund?  7

Federated Fund For U.S. Government Securities II  7

Risk/Return Summary  7

What are the Fund's Investment Strategies?  8

What are the Principal Securities in Which the Fund Invests?  9

What are the Specific Risks of Investing in the Fund?  10

Federated Growth Strategies Fund II  11

Risk/Return Summary  11

What are the Fund's Investment Strategies?  12

What are the Principal Securities in Which the Fund Invests?  13

What are the Specific Risks of Investing in the Fund?  13

Federated High Income Bond Fund II  14

Risk/Return Summary  14

What are the Fund's Investment Strategies?  15

What are the Principal Securities in Which the Fund Invests?  16

What are the Specific Risks of Investing in the Fund?  16

Federated International Equity Fund II  17

Risk/Return Summary  17

What are the Fund's Investment Strategies?  19

What are the Principal Securities in Which the Fund Invests?  19

What are the Specific Risks of Investing in the Fund?  20

Federated Prime Money Fund II  21

Risk/Return Summary  21

What are the Fund's Investment Strategies?  22

What are the Principal Securities in Which the Fund Invests?  23

What are the Specific Risks of Investing in the Fund?  23



Federated Small Cap Strategies Fund II  24

Risk/Return Summary  24

What are the Fund's Investment Strategies?  25

What are the Principal Securities in Which the Fund Invests?  25

What are the Specific Risks of Investing in the Fund?  26

Federated Strategic Income Fund II  26

Risk/Return Summary  26

What are the Fund's Investment Strategies?  27

What are the Principal Securities in Which the Fund Invests?  29

What are the Specific Risks of Investing in the Fund?  31



Federated Utility Fund II  33

Risk/Return Summary  33

What are the Fund's Investment Strategies?  34

What are the Principal Securities in Which the Fund Invests?  35

What are the Specific Risks of Investing in the Fund?  36

What Do Shares Cost?  37

How are the Funds Sold?  37

How to Purchase and Redeem Shares  37

Account and Share Information  38

Who Manages the Funds?  38

Financial Information  42

Federated American Leaders Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek long-term growth of capital. The Fund's secondary objective is to provide income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objectives by investing primarily in equity securities of large capitalization companies that are in the top 25% of their industry sectors in terms of revenues, are characterized by sound management and have the ability to finance expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* RISKS RELATING TO INVESTING FOR VALUE. Due to the Fund's "value" style of investing, the Fund's share price may lag that of other funds using a different investment style.

* SECTOR RISK. Because the Fund may allocate relatively more of its assets to one or more industry sectors than to other sectors, the Fund's performance will be more susceptible to any developments which affect the sectors emphasized by the Fund.

* RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated American Leaders Fund II as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return beginning with "0" and increasing in increments of 8.5% up to 34%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are:33.71%, 21.58%, 32.34%, and 17.62%.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999 was 2.37%.

Within the period shown in the Chart, the Fund's highest quarterly return was 16.18% (quarter ended December 31, 1998). Its lowest quarterly return was (11.94%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return for the calendar periods through December 31, 1998.


CALENDAR PERIOD          FUND     S&P 500   LGIFA
1 Year                   17.62%   28.58%    13.58%
Start of Performance 1   20.73%   23.68%    18.17%


1 The Fund's start of performance date was February 10, 1994.

The table shows the Fund's average annual total returns compared to the Standard and Poor's 500 Index (S&P 500), which is a broad-based market index, and the Lipper Growth and Income Funds Average (LGIFA), which is an average of funds with similar investment objectives, for the calendar periods ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund invests at least 65% of its assets in a portfolio of equity securities issued by certain blue chip companies selected by the Adviser. The Fund's holdings ordinarily will be in large capitalization companies that are in the top 25% of their industries in terms of revenues, and which, in the Adviser's opinion, are trading at a low valuation in relation to their history, to the current market and to their expected future price. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors. In determining the amount to invest in a security, and in order to manage sector risk, the Fund's Adviser attempts to limit the Fund's exposure to each major sector in the Standard & Poor's 500 Index, as a general matter, to not less than 50% nor more than 200% of the Index's allocation to that sector.

The Fund's Adviser performs traditional fundamental analysis to select securities that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.

The Adviser uses the "value" style of investing, selecting securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Because the Adviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.

The Adviser may invest in American Depositary Receipts ("ADRs"), which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. The Adviser invests primarily in the ADRs of companies with significant operations within the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of U.S. companies.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Moreover, the Fund invests primarily in the ADRs of companies with significant operations within the U.S.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATING TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS

Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Federated Equity Income Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide above average income and capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in income producing equity securities and securities that are convertible into common stocks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* RISKS RELATING TO INVESTING FOR VALUE. The Fund generally uses a "value" style of investing, so that the Fund's share price may lag that of other funds using a different investment style.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Equity Income Fund II as of the calendar year-end for one year. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 5% up to 20%.The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,1998.The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top of the bar. For the calendar year 1998, the percentage noted is 15.57%.

The bar chart shows the Fund's total return for the calendar year-end December 31, 1998.

The Fund's Shares are not sold subject to a sales charge (load). The total return displayed above is based upon the net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the return shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter as of March 31, 1999, was 2.83%.

Within the period shown in the Chart, the Fund's highest quarterly return was 16.27% (quarter ended December 31, 1998). Its lowest quarterly return was (8.91%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return through December 31, 1998.


CALENDAR PERIOD        FUND     S&P 500   LEIFI
1 Year                 15.57%   28.58%    11.78%
Start of Performance 1 18.15%   28.40%    18.00%


1 The Fund's start of performance date was January 30, 1997.

The table shows the Fund's average annual total returns compared to the Standard & Poor's 500 Index (S&P 500), which is a broad-based market index, and the Lipper Equity Income Fund Index (LEIFI), which is an index of funds with similar investment objectives, for the calendar period ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in income-producing equity securities, including securities that are convertible into common stocks. The Fund's holdings ordinarily will be in large and middle capitalization companies. The Adviser attempts to manage the Fund so that, on average, the Fund's portfolio yield is at least 50% greater than the yield of the Standard & Poor's 500 Index (the "Index"). A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser diversifies the Fund's investments, limiting the Fund's risk exposure with respect to individual securities and industry sectors. In attempting to remain relatively sector-neutral, and in order to manage sector risk, the Adviser attempts to limit the Fund's exposure to each industry sector in the Index, as a general matter, to not less than 80% nor more than 120% of the Index's allocation to that sector.

The Adviser performs a technical review of potential issuers, looking at criteria appropriate to the Fund's investment goals. The Adviser examines primarily large and middle capitalization companies, which, in the Adviser's opinion, are trading at a low valuation in relation to their historic and current market prices, and to their expected future price based on projected earnings. In addition, the equity securities held by the Fund will generally have a history and an expectation of paying increasing dividends to shareholders.

Additionally, the Adviser performs traditional fundamental analysis to select securities that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining its business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases of portfolio securities, the Adviser compares the current stock price of an issuer with the Adviser's judgment as to that stock's current and expected value based on projected future earnings. The Adviser sells a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which the Adviser deems has superior risk and return characteristics to a security held by the Fund.

The Adviser ordinarily uses the "value" style of investing, selecting securities that generally have a comparatively low volatility in share price relative to the overall equity market and which may provide relatively high dividend income. When the Adviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes. In addition, some securities in which the Adviser invests may have "growth" style characteristics because the Fund is sector-neutral in its investment approach.

The Fund purchases convertible preferred stocks and convertible bonds, which have a higher yield than common stocks, in order to increase the Fund's yield and to generally provide a measure of protection against market declines.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES

Convertible securities are convertible preferred stock or convertible bonds that the Fund has the option to exchange for equity securities of the issuer at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its securities.

Convertible preferred stock and convertible bonds pay or accrue interest or dividends at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a convertible bond must repay the principal amount of the bond, normally within a specified time. Convertible preferred stock and convertible bonds of a company generally provide more income, but may pay a lower total return than that company's equity securities.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Federated Fund For U.S. Government Securities II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The investment objective of the Fund is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies. The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable annuity contracts and variable life insurance policies issued by insurance companies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Fund for U.S. Government Securities II as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1.5% up to 9.0%.The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,1998.The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are:8.77%, 4.20%, 8.58%, and 7.66%, respectively.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999, was (0.13)%.

Within the period shown in the Chart, the Fund's highest quarterly return was 3.73% (quarter ended September 30, 1998). Its lowest quarterly return was (0.72)% (quarter ended March 31, 1996).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns through December 31, 1998.


CALENDAR
PERIOD          FUND    LBGM    LUSMFA   LB5TB
1 Year          7.66%   7.91%   6.13%    9.60%
Start of
Performance 1   6.66%   8.19%   6.91%    7.40%


1 The Fund's start of performance date was March 28, 1994.

The table shows the Fund's average annual total returns compared to the Lipper U.S. Mortgage Funds Average (LUSMFA), which is an index of funds with similar investment objectives, and the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB) and the Lehman Brothers Government/Mortgage Backed Index (LBGM), which are both broad-based market indices, for the calendar period ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. government mortgage backed securities. The Fund does, however, utilize U.S. Treasury and U.S. government agency debentures in order to comply with the diversification requirements of the variable contract asset regulations. The Fund may invest up to 35% of its total assets in certain mortgage securities of non-governmental issuers the payment of which is indirectly guaranteed by the U.S. government. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy discussion.

Mortgage backed securities generally offer higher relative returns versus comparable U.S. Treasury securities to compensate for their prepayment risks. The Adviser actively manages the Fund's portfolio, seeking these higher relative returns while attempting to limit the prepayment risk.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment risk less likely. Factors which the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages, the prior prepayment history of the mortgages and the federal agencies that securitize the mortgages. The Adviser attempts to assess the relative returns and risks of mortgage backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

* current and expected U.S. economic growth;

* current and expected interest rates and inflation;

* the Federal Reserve's monetary policy; and

* changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Fund may select U.S. government securities which are not mortgage backed securities and therefore not subject to prepayment risk, such as U.S. Treasury securities and U.S. government agency debentures. The Adviser may also use collateralized mortgage obligations ("CMOs"), with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class), to reduce prepayment risk. In addition, the Adviser may use combinations of CMOs, and CMOs and other mortgage backed securities to attempt to provide a higher yielding investment with lower sensitivity to fluctuations in interest rates.

 The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage backed securities in order to increase the Fund's return. The Fund may also engage in dollar roll transactions for their potential to enhance income.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

PRIVATE ISSUE CMOS

The Fund may also invest in CMOs which are rated AAA by a nationally recognized statistical rating agency and which are issued by private entities such as investment banking firms and companies related to the construction industry. The AAA rating is the highest possible rating assigned to fixed income securities indicating low credit risk. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgaged-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risk, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to market and credit risks.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

ASSET COVERAGE



In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.



What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

CREDIT RISK

Credit risk is the possibility that an issuer will default (fail to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

LIQUIDITY RISKS

Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security and the Fund could incur losses.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Federated Growth Strategies Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN

INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in common stock of companies with market capitalizations above $500 million that offer superior growth prospects.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* LIQUIDITY RISKS. Smaller company securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or services base and limited access to capital, they may be more likely to fail than larger companies.

* SECTOR RISK. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

* RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

* RISKS RELATED TO INVESTING FOR GROWTH. The Fund generally uses a "growth" style of investing and, as a result, the stocks in which the Fund invests may experience greater volatility in price, and may pay lower dividends, than stocks invested in by Funds using a different investment style.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Growth Strategies Fund II as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return "beginning with "0" and increasing in increments of 6% up to 30%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1998. The percentages noted are:24.32%, 27.03%, and 17.44%.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999 was 8.99%.

Within the period shown in the chart, the Fund's highest quarterly return was 27.84% (quarter ended December 31, 1998). Its lowest quarterly return was (20.08%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return for the calendar periods through December 31, 1998.


CALENDAR PERIOD          FUND     S&P 500   LGFI
1 Year                   17.44%   28.58%    25.69%
Start of Performance 1   22.85%   29.06%    23.06%


1 The Fund's start of performance date was November 9, 1995.

The table shows the Fund's average annual total returns compared to the Standard & Poor's 500 Index (S&P 500) which is a broad-based market index, and the Lipper Growth Fund Index (LGFI) which is an index of funds with similar investment objectives for the calendar period ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing primarily in common stock of companies with market capitalizations above $500 million (at the time of purchase) that offer superior growth prospects. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund ordinarily will hold between 100 and 150 companies in its portfolio.

PORTFOLIO TURNOVER

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying ADRs are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Fund's investment adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. In the effort to manage this risk, the Adviser limits the amount allocated to each sector.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS

Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on an analyst's downward earnings estimate revision, a negative fundamental development, or other adverse market development. Further, growth stocks tend to have lower dividend yields than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks.

Federated High Income Bond Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* The corporate bonds in which the fund invests have a higher default risk than investment-grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

* Liquidity of individual corporate bonds varies considerably. Low-grade corporate bonds have less liquidity than investment grade securities, which means that trades in these securities will be made at larger bid-ask spreads.

* Low-grade corporate bond returns are sensitive to both changes in prevailing interest rates and in the economy. An increase in market interest rates may result in a decrease in the value of Fund shares. The value of the Fund's portfolio may also decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated High Income Bond Fund II as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return "beginning with "0" and increasing in increments of 5% up to 25%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are:20.38%, 14.31%, 13.83%, and 2.70%.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999 was 3.30%.

Within the period shown in the Chart, the Fund's highest quarterly return was 5.79% (quarter ended September 30, 1996). Its lowest quarterly return was (4.16%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return for the calendar periods through December 31, 1998.


CALENDAR PERIOD          FUND    LBSBRI   LHCYFA
1 Year                   2.70%   1.28%    (0.44%)
Start of Performance 1   9.49%   8.49%     7.14%


1 The Fund's Start of Performance date was March 1, 1994.

The table shows the Fund's average annual total returns compared to the Lehman Brothers Single B Rated Index (LBSBRI) which is a broad-based market index, and the Lipper High Current Yield Funds Average (LHCYFA) which is an average of the Fund with similar investment objectives, for the calendar period ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?



The Fund provides exposure to the high-yield, lower-rated corporate bond market. At least 65 percent of the Fund's assets are invested in corporate bonds rated BBB or lower. The Adviser actively manages the Fund's portfolio seeking to realize the potentially higher returns of high-yield bonds (also known as "junk bonds") compared to returns of high-grade securities by seeking to minimize default risk and other risks through careful security selection and diversification. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

The Adviser selects securities seeking high yields, low relative credit risk, and high portfolio diversification. The securities in which the Fund invests have high yields primarily because of the market's greater uncertainty about the issuer's ability to make all required interest and principal payments, and therefore about the returns that will be in fact realized by the Fund.

The Adviser attempts to select bonds for investment by the Fund which offer superior potential returns for the default risks being assumed. The Adviser's security selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser's analysis focuses on the financial condition of the issuing firm, together with the issuer's business and product strength, competitive position and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuer.

The Adviser attempts to minimize the Fund's portfolio credit risk through diversification. The Adviser selects securities to maintain broad portfolio diversification both by company and industry.



TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in lower-rated corporate fixed income securities. Corporate fixed income securities are debt securities issued by U.S. or foreign businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

The Fund treats preferred stock which is redeemable by the issuer as a fixed income security. Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stock also participates in dividends and distributions paid on common stock.

The Fund may invest in fixed income securities of issuers based outside the U.S. The securities of foreign issuers in which the Fund invests are primarily traded in the U.S. and are predominantly denominated in U.S. dollars.

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's current yield measures the annual income earned on a security as a percentage of its price. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. A security's yield to maturity will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.

The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt securities may vary based on their priority for repayment. For example, higher-ranking (senior) securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. Typically, both senior and subordinated debt securities have a higher priority than redeemable preferred stock. Most of the fixed income securities in which the Fund invests will be uncollateralized and subordinated to other debt that a corporation has outstanding.

Lower rated fixed income securities are securities rated below investment grade (i.e., BB or lower) by a Nationally Recognized Rating Service. There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and securities whose issuers are in default.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. The high yield bonds in which the Fund invests have a higher default risk than investment grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline relative to higher quality instruments.

LIQUIDITY RISKS

The market is less liquid for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS RELATED TO THE ECONOMY

The prices of high-yield securities are affected by the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Federated International Equity Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to obtain a total return on its assets. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies based outside the U.S. The Fund's Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.



Using its own quantitative process, the Adviser ranks the future performance potential of companies by evaluating each company's earnings potential and management quality as well as reviewing the company's financial statements and earnings forecasts. The Adviser then evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Considering this fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* CURRENCY RISKS. Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.

* RISKS OF FOREIGN INVESTING. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

* SECTOR RISKS. Because the Fund may allocate relatively more assets to certain industry sectors and geographic regions than others, the Fund's performance may be more susceptible to any developments which affect those sectors or geographic areas emphasized by the Fund.

* EURO RISKS. Because the Fund makes significant investments in securities denominated by the Euro, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

* LIQUIDITY RISKS. The foreign securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS OF INVESTING IN EMERGING MARKET COUNTRIES. Because the Fund may invest a portion of its assets in emerging market countries, the Fund's share price may be significantly more volatile and may be more subject to the impact of severe economic downturns and unstable governments, than prices in developed countries.

* RISKS OF INVESTING FOR GROWTH. The Fund generally uses a "growth" style of investing and, as a result, the stocks in which the Fund invests may experience greater dividends than stocks invested in by funds using a different investment style.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated International Equity Fund II as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 6.5% up to 26.0%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998.The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1996 through 1998. The percentages noted are: 8.32%, 10.08%, and 25.57%, respectively.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund is not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999, was 3.14%.

Within the period shown in the chart, the Fund's highest quarterly return was 23.70% (quarter ended March 31, 1998). Its lowest quarterly return was (15.87%) (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns through December 31, 1998.


CALENDAR PERIOD          FUND     MSCI-EAFE
1 Year                   25.57%    20.00%
Start of Performance 1   12.75%     8.80%


1 The Fund's start of performance date was May 8, 1995.

The table shows the Fund's average annual total returns compared to the Morgan Stanley Capital International Europe Australia and Far East Index (MSCI-EAFE) for the calendar period ended December 31, 1998. This is a broad-based market index.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

Using its own quantitative process, the Adviser ranks the future performance potential of companies. The Adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive companies. The Adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The Adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins.

The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Adviser reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Adviser then analyzes companies located in particular emerging market countries.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

What are the Specific Risks of Investing in the Fund?

The specific risks associated with foreign securities are as follows:

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

EURO RISKS

The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

The specific risks associated with equity securities are as follows:

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

The Adviser is seeking information regarding the Year 2000 readiness of issuers or Fund service providers located in emerging markets. The Year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date-related problems. However, this information may not exist, or may be incomplete, inaccurate or difficult to obtain. As a result, the Adviser might not be able to assess accurately or avoid the potential effects of the Year 2000 problem on these companies, and these problems could result in material losses to the Fund.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Federated Prime Money Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Prime Money Fund II as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar for the calendar years 1995 through 1998. The percentages noted are: 5.20%, 4.75%, 4.93%, and 4.92%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999, was 1.07%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.27% (quarter ended December 31, 1995). Its lowest quarterly return was 0.80% (quarter ended March 31, 1998).

The Fund's Seven-Day Net Yield as of December 31, 1998, was 4.52%.

AVERAGE ANNUAL RETURN TABLE

The following table represents the Fund's Average Annual Total Returns through December 31, 1998.


CALENDAR PERIOD          FUND
1 Year                   4.92%
Start of Performance 1   4.94%


1 The Fund's start of performance date was November 21, 1994.

Investors may call the Fund at 1-800-341-7400 to acquire the current Seven-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in 397 days or less. The average maturity of the Fund's portfolio will be 90 days or less. The Fund invests in securities that are either rated in the two highest short term rating categories by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. The Fund invests only in instruments denominated and payable in U.S. dollars. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

In order to select individual investments, the Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

The Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of fixed income securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are issued by businesses. Short-term notes, variable rate demand notes, and commercial paper are the most prevalent types of corporate debt securities that the Fund purchases.

COMMERCIAL PAPER



Commercial paper is an issuer's draft or note with a maturity of less than or equal to nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion.



DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

ASSET BACKED SECURITIES

Asset Backed Securities are payable from pools of debt obligations other than mortgages. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to simple ownership interests in the underlying debt obligations.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based solely upon its credit enhancement. The Adviser purchases fixed income securities that have been credit enhanced.

REPURCHASE AGREEMENTS

Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

The Fund invests in high-quality money market instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater affect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk is the possibility that an issuer will default (fail to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.



Federated Small Cap Strategies Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies that fall within the market capitalization range of the Standard & Poor's 600 Small Cap Index. The Fund's Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* LIQUIDITY RISKS. Smaller company securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* RISKS RELATED TO COMPANY SIZE. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or services base and limited access to capital, they may be more likely to fail than larger companies.

* SECTOR RISKS. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

* RISKS OF FOREIGN INVESTING. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

A performance bar chart and total returns for the Fund are not provided since this is a new Fund and has not been in operation for a full calendar year.

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies that fall within the market capitalization range of the Standard & Poor's 600 Small Cap Index (Index). As of October 21, 1998 this range was $18.5 million to $3.2 billion. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund ordinarily will hold between 80 and 300 companies in its portfolio.

The Fund may also seek capital appreciation by buying securities in initial public offerings. The Fund will participate in such offerings without regard to the issuer's market capitalization. The Adviser may select initial public offerings based on its fundamental analysis of the issuer.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts (ADRs) represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including country risk and currency risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

The Fund's Adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

LIQUIDITY RISKS

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

RISK RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than companies with larger market capitalizations.

SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISK OF FOREIGN INVESTING

Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

Federated Strategic Income Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek a high level of current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund allocates the portfolio among three categories of fixed income securities: domestic investment grade (including U.S. government, mortgage backed and corporate), domestic non-investment grade corporate and foreign. Based upon historical returns, the Fund's Adviser expects the three categories of investments to have different returns and risks under similar market conditions. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The Adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the Adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* INTEREST RATE RISK. Prices of fixed income securities generally fall when interest rates rise.

* PREPAYMENT RISK. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

* CALL RISKS. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.

* CURRENCY RISKS. Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the U.S.

* LIQUIDITY RISKS. The foreign securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

* SECTOR RISKS. Because the Fund may allocate relatively more assets to certain industry sectors and geographic regions than others, the Fund's performance may be more susceptible to any developments which affect those sectors or geographic areas emphasized by the Fund.

* RISKS OF FOREIGN INVESTING. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

* CREDIT RISKS. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

* RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

A performance bar chart and total returns for the Fund are not provided since this is a new Fund and has not been in operation for a full calendar year.

What are the Fund's Investment Strategies?

The Fund allocates the portfolio among three categories of fixed income securities: investment grade (including U.S. government, mortgage backed and corporate), domestic non-investment grade corporate and foreign. In allocating the Fund's portfolio among the three categories, the Adviser begins by analyzing a variety of economic and market indicators, such as:

* the current level of global interest rates and the likely direction of changes in interest rates;

* the current state of the global economy and the outlook for future economic activity; and

* the historical returns of each category.

Based on this analysis, the Adviser compares the anticipated effects on the performance and risks of each category of securities. The Adviser relies on the differences in the expected performance of each category to manage risks by allocating the Fund's portfolio among the three categories. The Adviser also seeks to enhance the Fund's performance by allocating more of its portfolio to the category that the Adviser expects to offer the best balance between risk and return. While the Fund's portfolio usually includes securities from all three categories, the Fund limits the amount it may invest in a single category to 50% of assets.

The selection of portfolio securities involves an approach that is specific to each category of fixed income securities. With regard to the selection of domestic investment grade fixed income securities, the Adviser analyzes expected trends in corporate earnings to determine the proper mix between U.S. government securities, mortgage backed and corporate. The Adviser manages the U.S. government securities domestic investment grade portion of the category by analyzing the dollar weighted average duration. Duration measures the price sensitivity of a group of fixed income securities to changes in interest rates. The Adviser generally shortens the U.S. government securities' average duration when it expects interest rates to rise and extends the duration when it expects interest rates to fall. The Adviser selects U.S. government securities used to lengthen or shorten the portfolio's duration by comparing the returns currently offered by different investments to their historical and expected returns.

The Fund may invest in mortgage backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other mutual fund is managed independently of the Fund and may incur administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

In selecting U.S. government mortgage backed securities, the analysis involves a duration evaluation similar to that of the U.S. government securities portion. The analysis also focuses on the expected cash flows from the pool of mortgage obligations supporting the security. To assess the relative returns and risks of these securities, the Adviser analyzes how the timing, amount, and division of cash flows from the pool might change in response to changing economic and market conditions.

The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings to look for when investing the domestic corporate securities portion of the category. In selecting a domestic corporate fixed income security, the Adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

The Fund will invest in domestic non-investment grade corporate fixed income securities primarily by investing in another mutual fund (which is not available for general investment by the public) advised by an affiliate of the Adviser. The other mutual fund is managed independently of the Fund and may incur administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest directly in non-investment grade corporate securities. Although the selection of domestic non-investment grade corporate securities involves the same factors as investment grade securities, the Adviser gives greater emphasis to its analysis of the issuer.

With regard to the foreign fixed income securities allocation, the Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The Adviser looks primarily for securities offering higher interest rates. The Adviser attempts to manage the risks of these securities in two ways: first, by investing the foreign security portion of the portfolio in a large number of securities from a wide range of foreign countries; and second, by allocating this portion of the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

In implementing this strategy, the Adviser also invests a portion of the foreign securities allocation in emerging market countries. Many emerging market countries issue securities rated below investment grade. The Fund may invest up to 80% of its foreign securities portfolio in emerging markets, with the balance invested in developed markets.

The Adviser weighs several factors in selecting investments for the portfolio. First, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The Adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the Adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the Adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The Adviser then analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic fixed income securities, foreign securities are subject to currency risks and risks of foreign investing.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

* Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL AND PREPAYMENT RISKS

* Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

* If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

* Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

* Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

LIQUIDITY RISKS

* Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

* Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security and the Fund could incur losses.

SECTOR RISKS

* A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

* Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. The Fund has no minimum rating requirement for such securities.

CURRENCY RISKS

* Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

* The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

* Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

* Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow reductions or repatriation restrictions which could adversely affect the Fund's investments.

* Foreign financial markets may have fewer investor protections than domestic markets. For instance, there may be less publicly available information about foreign companies and foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

* Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.



Federated Utility Fund II

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to achieve high current income and moderate capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services such as electricity, gas and telecommunications.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

* STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

* SECTOR RISK. Because the Fund may allocate relatively more of its assets to utility-related industry sectors than to other sectors, the value of utility company equity securities in the Fund's portfolio may be adversely affected by technological changes, shifts in consumer demands or regulatory policies, the adequacy of rate increases and future regulatory initiatives associated with utility companies.

* RISKS RELATING TO INVESTING FOR VALUE. The Fund generally uses a "value" style of investing, so that the Fund's share price may lag that of other funds using a different investment style.

* RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS. Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards, than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Utility Fund II as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 10% up to 30%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 24.18%, 11.56%,26.63%, and 13.95%.

The bar chart shows the variability of the Fund's total returns on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund's year-to-date total return as of the most recent calendar quarter of March 31, 1999 was (6.81%).

Within the period shown in the Chart, the Fund's highest quarterly return was 12.96% (quarter ended December 31, 1997). Its lowest quarterly return was (2.81%) (quarter ended September 30, 1996).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return for the calendar periods through December 31, 1998.


CALENDAR PERIOD        FUND     S&P 500   S&P UTIL
1 Year                 13.95%   28.58%    14.78%
Start of Performance 1 14.42%   23.18%    14.13%


1 The Fund's start of performance date was February 10, 1994.

The table shows the Fund's average annual total returns compared to the Standard & Poor's 500 Index (S&P 500), which is a broad-based market index and the Standard & Poor's Utility Index (S&P UTIL), which is an index of funds with similar investment objectives for the calendar period ended December 31, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing, under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services. Shares of utility companies have generally been characterized by their high dividend yield and relatively low price fluctuation as compared with shares of other issuers, because of the relatively consistent demand for essential utility services despite economic fluctuations. A description of the various types of securities in which the Fund invests, and their risks, immediately follows the strategy discussion.

The Adviser allocates the Fund's assets among the three utility sectors (electricity, gas and telecommunications) based in part on the Adviser's opinion as to which sectors are, as a whole, priced at a low market valuation ("undervalued") when compared with the other sectors. In addition, the Adviser considers such factors as the dividend paying potential and earnings growth potential of the companies comprising each sector. In order to diversify the Fund, the Adviser attempts to limit the Fund's exposure to each sector reflected by the Standard & Poor's Utility and Communications Indices ("S&P Indices"), as a general matter, to not more than 300% of each Index's allocation to that sector. The S&P Indices are unmanaged market capitalization-weighted indices of natural gas an electric companies, and communications companies, respectively.

In determining whether to buy a security, the Adviser seeks companies that have a history and a likelihood of paying increasing levels of dividends. The Adviser uses the "value" style of investing, selecting securities of companies that, in the Adviser's opinion, are trading at a lower valuation in relation to their historic and current market prices, to industry peers, and to their expected future price based on projected earnings, and that therefore offer the potential for capital appreciation. Because the Adviser uses a "value" style of investing, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes. However, such securities generally have lower volatility in relation to their share price, and a higher yield, when compared with other equity securities.

In addition to evaluating the share price of an issuer, the Adviser performs traditional fundamental analysis to select securities that exhibit the most promising value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining its business, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases of portfolio securities, the Adviser compares the current stock price of an issuer with the Adviser's judgment as to that stock's current and expected value based on projected future earnings. The Adviser sells a portfolio security if it determines that the issuer's prospects have deteriorated, or if it finds an attractive security which the Adviser deems has superior risk and return characteristics to a security held by the Fund.

The Adviser may invest up to 35%, but, as a general matter, invests up to 25% of its assets in non-utility securities such as shares of real estate investment trusts and industrial corporations. The Adviser normally purchases these securities to enhance the Fund's income. In addition, the Adviser may invest a portion of the Fund's assets in securities of companies based outside the United States, to diversify the Fund's holdings and to gain exposure to the foreign market. Foreign holdings primarily take the form of American Depositary Receipts, which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of U.S. companies.

INDUSTRY CONCENTRATION

The Fund invests 25% or more of its assets in the utility industry.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

AMERICAN DEPOSITARY RECEIPTS

American Depositary Receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases, and future regulatory initiatives.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS

Because the Fund may invest in American Depositary Receipts issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case. Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

What Do Shares Cost?

Shares can be purchased or redeemed by participating insurance companies any day the New York Stock Exchange (NYSE) is open. Transaction requests received in proper form are processed at the next calculated net asset value (NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. If the Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.



How are the Funds Sold?



The Funds' Distributor markets the Shares described in this prospectus to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies.



When the Distributor receives marketing fees, it may pay some or all of them to investment professionals.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Since the Funds use a single prospectus, it is possible that one Fund might become liable for a misstatement in the prospectus regarding another Fund. The Trustees considered this when approving the use of a single prospectus.



RULE 12B-1 PLAN

Federated Equity Income Fund II, Federated Small Cap Strategies Fund II, and Federated Strategic Income Fund II have adopted a Rule 12b-1 Plan, which allows them to pay up to 0.25% for marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds' Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. These Funds are not currently paying any 12b-1 fees under the Rule 12b-1 Plan. Should these Funds begin to pay these fees, shareholders will be notified. These Funds are not currently paying or accruing fees under the Plan.



How to Purchase and Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of participating insurance companies offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase orders must be received by your participating insurance company by 4:00 p.m. (Eastern time). The order will be processed at the NAV calculated on that day if the Fund receives from the participating insurance company:

* orders in proper form by 8:00 a.m. (Eastern time) on the next business day; and

* federal funds on the business day following the day the Fund received the order.

Participating insurance companies are responsible for properly transmitting purchase orders and federal funds to the Fund.

Account and Share Information

DIVIDENDS



Dividends on shares of Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II, Federated International Equity Fund II, Federated Equity Income Fund II, Federated Small Cap Strategies Fund II, and Federated Strategic Income Fund II are declared and paid annually. Dividends on shares of Federated Prime Money Fund II are declared daily and paid monthly.



Shares of Federated Prime Money Fund II begin earning dividends on the day that the Fund receives federal funds. Shares of Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II, Federated International Equity Fund II, and Federated Equity Income Fund II will begin earning dividends if owned on the record date. Dividends of each Fund are automatically reinvested in additional Shares of such Fund.

TAX INFORMATION

The Funds intend to comply with variable asset diversification regulations. If the Funds fail to comply with these regulations, contracts invested in the Funds will not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.



Who Manages the Funds?



The Board of Trustees governs the Trust. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



Pursuant to an investment advisory contract with the Trust, investment decisions for Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated Fund for U.S. Government Securities II, Federated High Income Bond Fund II, Federated Equity Income Fund II, Federated Small Cap Strategies Fund II, and Federated Strategic Income Fund II are made by Federated Investment Management Company, the Funds' investment adviser, subject to direction by the Trustees. Pursuant to an investment advisory contract with the Trust, investment decisions for Federated International Equity Fund II are made by Federated Global Investment Management Corp., the Fund's investment adviser, subject to direction by the Trustees.



Under the terms of the sub-advisory agreement between Federated Investment Management Company and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser will provide Federated Utility Fund II's investment adviser such investment advice, statistical and other factual information as may, from time to time, be reasonably requested by the Adviser.

The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 1.00% of the average daily net assets for Federated International Equity Fund II, 0.85% of the average daily net assets for Federated Strategic Income Fund II, 0.75% of the average daily net assets for Federated American Leaders Fund II, Federated Growth Strategies Fund II, Federated Utility Fund II, Federated Equity Income Fund II, and Federated Small Cap Strategies Fund II, 0.60% of the average daily net assets for Federated Fund for U.S. Government Securities II and Federated High Income Bond Fund II, and 0.50% of the average daily net assets for Federated Prime Money Fund II. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. For the fiscal year ended December 31, 1998, the Fund's investment adviser earned 0.74% of Federated American Leaders Fund II's average net assets, 0.32% of Federated Equity Income Fund II's average net assets, 0.52% of Federated Fund for U.S. Government Securities II's average net assets, 0.44% of Federated Growth Strategies Fund II's average net assets, 0.60% of Federated High Income Bond Fund II's average net assets, 0.53% of Federated International Equity Fund II's average net assets, 0.49% of Federated Prime Money Fund II's average net assets, and 0.68% of Federated Utility Fund II's average net assets.



THE FUND'S PORTFOLIO MANAGERS ARE:

FEDERATED AMERICAN LEADERS FUND II

MICHAEL P. DONNELLY

Michael P. Donnelly has been a portfolio manager of the Fund since
April 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

ARTHUR J. BARRY

Arthur J. Barry has been a portfolio manager of the Fund since April 1997. Mr. Barry joined Federated in 1994 as an Investment Analyst. He served as an Assistant Vice President of the Fund's Adviser from 1997 through
June 1998 and has been a Vice President of the adviser since July 1998. Mr. Barry is a Chartered Financial Analyst. He earned his M.S.I.A. with concentrations in finance and accounting from Carnegie Mellon University.

FEDERATED GROWTH STRATEGIES FUND II

JAMES E. GREFENSTETTE

James E. Grefenstette has been a portfolio manager of the Fund since the Fund's inception. Mr. Grefenstette joined Federated in 1992 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of the Fund's investment adviser.
Mr. Grefenstette is a Chartered Financial Analyst; he received his M.S. in Industrial Administration from Carnegie Mellon University.

SALVATORE ESPOSITO

Salvatore Esposito has been a portfolio manager of the Fund since August 1997. Mr. Esposito joined Federated in 1995 as an Investment Analyst of the Fund's Adviser. He has been a Portfolio Manager since August 1997 and has been an Assistant Vice President of the Fund's investment adviser since October 1997. From 1987 to 1995, Mr. Esposito served in various positions at PNC Bank, culminating in that of Vice President/Lead Reviewer. Mr. Esposito earned his M.B.A., concentrating in Finance, from Duquesne University.

FEDERATED UTILITY FUND II

STEVEN J. LEHMAN

Steven J. Lehman, primary portfolio manager, has been a portfolio manager of the Fund since August 1997. Mr. Lehman joined the Fund's Adviser in
May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

LINDA A. DUESSEL

Linda A. Duessel has been a portfolio manager for the Fund since
April 1995. Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1995. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of the Fund's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

Drew J. Collins and Richard J. Lazarchic are the portfolio managers for foreign securities.

DREW J. COLLINS

Drew J. Collins has been a portfolio manager of the Fund since July 1997. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of the University of Pennsylvania.

RICHARD J. LAZARCHIC

Richard J. Lazarchic has been a portfolio manager of the Fund since April 1998. Mr. Lazarchic joined Federated in March 1998 as a Vice President of the Fund's Adviser. From May 1979 through October 1997,
Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

KATHLEEN M. FOODY-MALUS

Kathleen M. Foody-Malus has been the Fund's portfolio manager since the Fund's inception. Ms. Foody-Malus joined Federated in 1983 and has been a Senior Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1993. She was a Portfolio Manager and a Vice President of the Fund's investment adviser from 1993 to 1996. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

TODD A. ABRAHAM

Todd A. Abraham has been the Fund's portfolio manager since April 1997. Mr. Abraham has been a Vice President of the Fund's Adviser since
July 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in finance from Loyola College.

FEDERATED HIGH INCOME BOND FUND II

MARK E. DURBIANO

Mark E. Durbiano has been a portfolio manager of the Fund since the Fund commenced operations. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's investment adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

CONSTANTINE KARTSONAS

Constantine Kartsonas has been a portfolio manager of the Fund since June 1998. Mr. Kartsonas joined Federated in 1994 as an Investment Analyst and has been a Vice President of the Fund's Adviser since 1999. He served as an Assistant Vice President of the Fund's Adviser from 1997 to 1999. From 1990 to 1993, he served as an Operations Analyst at Lehman Brothers. Mr. Kartsonas is a Chartered Financial Analyst and earned his M.B.A., with a concentration in Finance, from the University of Pittsburgh in 1994.

FEDERATED INTERNATIONAL EQUITY FUND II

DREW J. COLLINS

Drew J. Collins has been the Fund's portfolio manager since November 1995. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

HENRY A. FRANTZEN

Henry A. Frantzen has been the Fund's portfolio manager since
November 1995. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

FEDERATED EQUITY INCOME FUND II

LINDA A. DUESSEL

Linda A. Duessel has been the Fund's portfolio manager since February 1997. Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1995. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of the Fund's investment adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

STEVEN J. LEHMAN

Steven J. Lehman has been the Fund's portfolio manager since August 1997. Mr. Lehman joined the Fund's Adviser in May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.



FEDERATED SMALL CAP STRATEGIES FUND II

AASH M. SHAH

Aash M. Shah has been the Fund's portfolio manager since inception.
Mr. Shah joined Federated Investors in 1993 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since January 1997.
Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of the Adviser from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

KEITH J. SABOL

Keith J. Sabol has been the Fund's portfolio manager since inception.
Mr. Sabol joined Federated Investors in 1994 and has been a Portfolio Manager since 1996 and a Vice President of the Fund's Adviser since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's Adviser from 1994 to 1996. Mr. Sabol is a Chartered Financial Analyst; he earned his M.S. in Industrial Administration from Carnegie Mellon University.

FEDERATED STRATEGIC INCOME FUND II

JOSEPH M. BALESTRINO

Joseph M. Balestrino has been the Fund's overall portfolio manager since inception as well as managing the Fund's domestic investment grade category. Mr. Balestrino joined Federated Investors in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995.
Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

MARK E. DURBIANO

Mark E. Durbiano has been the Fund's portfolio manager since inception for the Fund's domestic high yield category. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995,
Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

ROBERT M. KOWIT

Robert M. Kowit has been the Fund's portfolio manager since inception for the Fund's foreign government/foreign corporate debt category. Mr. Kowit joined Federated Investors in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Sub-Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through
October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

MICHEAL W. CASEY, PH.D.

Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since inception for the Fund's foreign government/foreign corporate debt category. Mr. Casey joined Federated Investors in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey currently serves as a Portfolio Manager and has been a Vice President of the Sub-Adviser since 1998. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996.
Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London School of Economics.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Shareholders of the Funds could experience errors or disruptions in the Funds' share transactions or the Funds' communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Funds' financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns assume reinvestment of any dividends and distributions.

This information has been audited by Deloitte & Touche LLP, whose reports, along with the Funds' audited financial statements, are included in the Annual Reports of the Funds.

Financial Highlights - Federated American Leaders Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED DECEMBER 31         1998          1997         1996        1995       1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD            $19.63        $15.26       $12.80      $ 9.74     $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.20          0.19         0.19        0.20       0.19
Net realized and
unrealized gain (loss)
on investments                   3.20          4.64         2.54        3.06      (0.26)
TOTAL FROM INVESTMENT
OPERATIONS                       3.40          4.83         2.73        3.26      (0.07)
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.10)        (0.10)       (0.18)      (0.19)     (0.19)
Distributions in excess
of net investment income 2          -             -            -       (0.01)         -
Distributions from net
realized gain on
investments and foreign
currency transactions           (1.25)        (0.36)       (0.09)          -          -
TOTAL DISTRIBUTIONS             (1.35)        (0.46)       (0.27)      (0.20)     (0.19)
NET ASSET VALUE, END OF
PERIOD                         $21.68        $19.63       $15.26      $12.80     $ 9.74
TOTAL RETURN 3                  17.62%        32.34%       21.58%      33.71%     (0.70%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         0.88%         0.85%        0.85%       0.85%      0.54% 4
Net investment income            1.06%         1.18%        1.54%       2.03%      2.58% 4
Expense
waiver/reimbursement 5           0.01%         0.09%        0.22%       1.36%     25.42% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $418,212      $305,796     $142,216     $48,514     $2,400
Portfolio turnover                 58%           56%          90%         43%        32%


1 Reflects operations for the period from February 10, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to January 31, 1994, the Fund had no investment activity.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated Equity Income Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    YEAR ENDED     PERIOD ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                          1998             1997 1
NET ASSET VALUE, BEGINNING OF PERIOD                    $12.31           $10.47
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.22             0.23
Net realized and unrealized gain on investments           1.69             1.76
TOTAL FROM INVESTMENT OPERATIONS                          1.91             1.99
LESS DISTRIBUTIONS:
Distributions from net investment income                 (0.07)           (0.15)
NET ASSET VALUE, END OF PERIOD:                         $14.15           $12.31
TOTAL RETURN 2                                           15.57%           19.19%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                  0.93%            0.85% 3
Net investment income                                     2.04%            2.41% 3
Expense waiver/reimbursement 4                            0.43%            1.44% 3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                $57,499          $32,875
Portfolio turnover                                          59%              68%


1 Reflects operations for the period from January 30, 1997 (date of initial public investment) to December 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated Fund for U.S. Government Securities II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31           1998        1997        1996        1995       1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD            $10.54      $10.09      $10.29      $ 9.99     $ 9.99
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income            0.44        0.58        0.59        0.54       0.27
Net realized and
unrealized gain (loss)
on investments                   0.36        0.26       (0.18)       0.30          -
TOTAL FROM
INVESTMENT OPERATIONS            0.80        0.84        0.41        0.84       0.27
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.18)      (0.39)      (0.57)      (0.54)     (0.27)
Distributions from net
realized gain
on investment                   (0.01)          -       (0.04)          -          -
TOTAL DISTRIBUTIONS             (0.19)      (0.39)      (0.61)      (0.54)     (0.27)
NET ASSET VALUE, END OF
PERIOD                         $11.15      $10.54      $10.09      $10.29     $ 9.99
TOTAL RETURN 2                   7.66%       8.58%       4.20%       8.77%      2.62%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         0.85%       0.80%       0.80%       0.80%      0.48% 3
Net investment income            5.44%       5.98%       6.00%       6.00%      3.99% 3
Expense
waiver/reimbursement 4           0.08%       0.45%       1.01%       4.81%     32.83% 3
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $111,350     $63,099     $34,965     $12,264     $1,244
Portfolio turnover                 99%         73%         97%         65%         0%


1 Reflects operations for the period from March 29, 1994 (date of initial public investment) to December 31,1994. For the period from December 8, 1993 (start of business), to March 28, 1994, net investment income was distributed to the Fund's adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated Growth Strategies Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31          1998          1997         1996       1995 1
NET ASSET VALUE,
BEGINNING OF PERIOD           $16.14        $12.80       $10.30     $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income
(loss)                         (0.04) 2       0.02 2       0.05       0.03
Net realized and
unrealized gain on
investments                     2.83          3.41         2.45       0.27
TOTAL FROM INVESTMENT
OPERATIONS                      2.79          3.43         2.50       0.30
LESS DISTRIBUTIONS:
Distributions from net
investment income              (0.02)        (0.02)       (0.004)        -
Distributions from net
realized gain on
investments                    (1.00)        (0.07)           -          -
TOTAL DISTRIBUTIONS            (1.02)        (0.09)       (0.004)        -
NET ASSET VALUE, END OF
PERIOD                        $17.91        $16.14       $12.80     $10.30
TOTAL RETURN 3                 17.44%        27.03%       24.32%      3.00%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                        0.86%         0.85%        0.85%      0.85% 4
Net investment income          (0.25%)        0.14%        0.55%      1.91% 4
Expense
waiver/reimbursement 5          0.31%         0.67%        3.87%     76.95% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $62,747       $47,280      $16,985       $368
Portfolio turnover               104%          148%          96%         4%


1 Reflects operations for the period from November 9, 1995 (date of initial public investment) to December 31, 1995.

2 Per share information presented is based upon the monthly average number of shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights-Federated High Income Bond Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31           1998          1997        1996        1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD            $10.95        $10.24     $  9.79      $ 8.87      $10.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income            0.87          0.88        0.88        0.85        0.75
Net realized and
unrealized gain (loss)
on investments                  (0.57)         0.48        0.45        0.89       (1.12)
TOTAL FROM
INVESTMENT OPERATIONS            0.30          1.36        1.33        1.74       (0.37)
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.26)        (0.61)      (0.88)      (0.82)      (0.75)
Distributions in excess
of net investment income
2                                   -             -           -           -       (0.01)
Distributions from net
realized gain on
investments                     (0.07)        (0.04)          -           -           -
TOTAL DISTRIBUTIONS             (0.33)        (0.65)      (0.88)      (0.82)      (0.76)
NET ASSET VALUE, END OF
PERIOD                         $10.92        $10.95      $10.24      $ 9.79     $  8.87
TOTAL RETURN 3                   2.70%        13.83%      14.31%      20.38%      (3.73%)

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         0.78%         0.80%       0.80%       0.80%       0.41% 4
Net investment income            9.01%         8.70%       9.23%       9.27%       9.11% 4
Expense waiver 5                    -%         0.09%       0.59%       3.40%      10.01% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $212,290      $156,164     $66,043     $20,165      $1,457
Portfolio turnover                 27%           52%         51%         48%         18%


1 Reflects operations for the period from February 2, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to February 1, 1994, the fund had no public investment.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated International Equity Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31          1998          1997         1996         1995 1
NET ASSET VALUE,
BEGINNING OF PERIOD           $12.27        $11.16       $10.35       $10.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income           0.03 2        0.07         0.11 2       0.07
Net realized and
unrealized gain on
investments and foreign
currency transactions           3.11          1.05         0.75         0.28
TOTAL FROM INVESTMENT
OPERATIONS                      3.14          1.12         0.86         0.35
LESS DISTRIBUTIONS:
Distributions from net
investment income                  -         (0.01)       (0.05)           -
Distributions from net
realized gain on
investments and foreign
currency transactions          (0.02)            -            -            -
TOTAL DISTRIBUTIONS            (0.02)        (0.01)       (0.05)           -
NET ASSET VALUE, END OF
PERIOD                        $15.39        $12.27       $11.16       $10.35
TOTAL RETURN 3                 25.57%        10.08%        8.32%        3.50%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                        1.25%         1.23%        1.25%        1.22% 4
Net investment income           0.19%         0.76%        0.89%        1.63% 4
Expense
waiver/reimbursement 5          0.47%         0.98%        3.05%       11.42% 4
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $52,308       $36,575      $17,752       $4,760
Portfolio turnover               247%          179%         103%          34%


1 Reflects operations for the period from May 8, 1995 (date of initial public investment) to December 31, 1995.

2 Per share information is based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated Prime Money Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31                         1998         1997        1996        1995       1994 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.05         0.05        0.05        0.05       0.01
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)       (0.05)      (0.05)      (0.05)     (0.01)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00
TOTAL RETURN 2                                 4.92%        4.93%       4.75%       5.20%      0.50%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                       0.80%        0.80%       0.80%       0.80%      0.80% 3
Net investment income                          4.80%        4.84%       4.68%       5.12%      4.26% 3
Expense waiver 4                               0.01%        0.20%       0.57%       2.69%     71.84% 3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $103,097      $59,659     $45,655     $17,838       $552


1 Reflects operations for the period from November 18, 1994 (date of initial public investment) to December 31, 1994. For the period from December 10, 1993 (start of business) to November 17, 1994, the Fund had no public investment.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

Financial Highlights - Federated Utility Fund II

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED DECEMBER 31           1998          1997         1996         1995        1994 1
NET ASSET VALUE,
BEGINNING OF PERIOD            $14.29        $11.81       $11.03       $ 9.29      $ 9.48
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income            0.37          0.40         0.42         0.45        0.34
Net realized and
unrealized gain (loss)
on investments and
foreign currency                 1.55          2.62         0.82         1.74       (0.19)
TOTAL FROM
INVESTMENT OPERATIONS            1.92          3.02         1.24         2.19        0.15
LESS DISTRIBUTIONS:
Distributions from net
investment income               (0.13)        (0.28)       (0.41)       (0.45)      (0.34)
Distributions from net
realized gain on
investments and foreign
currency transactions           (0.81)        (0.26)       (0.05)           -           -
TOTAL DISTRIBUTIONS             (0.94)        (0.54)       (0.46)       (0.45)      (0.34)
NET ASSET VALUE, END OF
PERIOD                         $15.27        $14.29       $11.81       $11.03      $ 9.29
TOTAL RETURN 2                  13.95%        26.63%       11.56%       24.18%       1.12%

RATIOS TO AVERAGE NET
ASSETS:
Expenses                         0.93%         0.85%        0.85%        0.85%       0.60% 3
Net investment income            3.20%         3.41%        3.92%        4.62%       4.77% 3
Expense
waiver/reimbursement 4           0.07%         0.27%        0.51%        2.24%      54.83% 3
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                $162,038      $104,462      $63,558      $29,679        $974
Portfolio turnover                 84%           95%          63%          62%         73%


1 Reflects operations for the period from April 14, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to April 13, 1994, net investment income was distributed to the Fund's adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's annual report, dated December 31, 1998, which can be obtained free of charge.

[Graphic]
Federated
World-Class Investment Manager
PROSPECTUS

Federated Insurance Series

Federated American Leaders Fund II

Federated Equity Income Fund II

Federated Fund for U.S. Government Securities II

Federated Growth Strategies Fund II

Federated High Income Bond Fund II

Federated International Equity Fund II

Federated Prime Money Fund II



Federated Small Cap Strategies Fund II

Federated Strategic Income Fund II



Federated Utility Fund II



APRIL 20, 1999

(REVISED JUNE 1, 1999)



A Statement of Additional Information (SAI) dated April 20, 1999, is incorporated by reference into this prospectus. Additional information about the Funds' investments is contained in the Funds' annual and semi-annual reports to shareholders as they become available. The annual reports discuss market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the annual reports, semi-annual reports and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Federated
Federated Insurance Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-8042

Cusip 313916306 Cusip 313916405

Cusip 313916702 Cusip 313916207

Cusip 313916108 Cusip 313916801

Cusip 313916504 Cusip 313916876

Cusip 313916603 Cusip 313916868



4011006A (6/99)



[Graphic]


P